UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Carrie Schoffman 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (87.3%)
Airlines (2.8%)
20,000	American Airlines Group, Inc.	$798,700
23,200	Southwest Airlines Co.	767,688

		1,566,388
Apparel Retail (3.3%)
27,500	TJX Cos., Inc.	1,819,675

Apparel, Accessories & Luxury Goods (1.7%)
29,000	Hanesbrands, Inc.	966,280

Auto Parts & Equipment (2.8%)
18,000	Delphi Automotive PLC	1,531,620

Automobile Manufacturers (0.9%)
15,000	Tata Motors, Ltd., ADR	517,050

Cable & Satellite (4.1%)
37,300	Comcast Corp., Class A	2,243,222

Computer & Electronics Retail (1.3%)
16,300	GameStop Corp., Class A(a)	700,248

Consumer Electronics (4.5%)
47,300	GoPro, Inc., Class A† (a)	2,493,656

Department Stores (1.1%)
10,000	Kohl’s Corp.	626,100

Home Improvement Retail (8.1%)
20,800	Home Depot, Inc.	2,311,504
32,500	Lowe’s Cos., Inc.	2,176,525

		4,488,029
Homefurnishing Retail (1.1%)
6,200	Restoration Hardware Holdings, Inc.†	605,306

Hotels, Resorts & Cruise Lines (20.0%)
38,500	Carnival Corp.	1,901,515
40,600	Hilton Worldwide Holdings, Inc.†	1,118,530

SCHEDULE OF INVESTMENTS

18,200	Marriott International, Inc., Class A	$1,353,898
53,300	Norwegian Cruise Line Holdings Ltd.†	2,986,932
24,600	Royal Caribbean Cruises Ltd.	1,935,774
21,100	Wyndham Worldwide Corp.	1,728,301

		11,024,950
Household Appliances (1.9%)
6,000	Whirlpool Corp.	1,038,300

Housewares & Specialties (1.0%)
10,800	Jarden Corp.†	558,900

Internet Software & Services (1.1%)
7,100	Alibaba Group Holding Ltd., ADR†	584,117

Leisure Products (1.6%)
5,900	Polaris Industries, Inc.	873,849

Movies & Entertainment (12.4%)
10,800	Time Warner, Inc.	944,028
82,100	Twenty-First Century Fox, Inc., Class A	2,671,944
28,300	Walt Disney Co.	3,230,162

		6,846,134
Restaurants (16.6%)
12,500	Brinker International, Inc.	720,625
7,500	Buffalo Wild Wings, Inc.†	1,175,175
6,200	Chipotle Mexican Grill, Inc.†	3,750,938
63,800	Del Frisco’s Restaurant Group, Inc.†	1,188,594
7,000	Jack in the Box, Inc.	617,120
31,400	Starbucks Corp.	1,683,511

		9,135,963
Specialty Stores (1.0%)
4,300	Signet Jewelers Ltd.	551,432

Total Common Stocks (Cost $45,455,449)		48,171,219
Collateral for Securities on Loan (2.4%)
1,301,725	State Street Navigator Prime Portfolio, 0.18%	1,301,725

Total Collateral for Securities on Loan (Cost $1,301,725)		1,301,725
Short-Term Investments (12.8%)
$7,070,366	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	7,070,366

Total Short-Term Investments (Cost $7,070,366)		7,070,366

SCHEDULE OF INVESTMENTS

Total Investments 102.5% (Cost $53,827,540)	$56,543,310
Liabilities Less Other Assets (2.5)%	(1,401,532)

Net Assets 100.0%	$55,141,778

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.
ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

June 30, 2015 (unaudited)

Consumer Discretionary	83.4%
Industrials	2.8%
Information Technology	1.1%

87.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

June 30, 2015 (unaudited)

Hotels, Resorts & Cruise Lines	20.0%
Restaurants	16.6%
Movies & Entertainment	12.4%
Home Improvement Retail	8.1%
Consumer Electronics	4.5%
Cable & Satellite	4.1%
Apparel Retail	3.3%
Airlines	2.8%
Auto Parts & Equipment	2.8%
Household Appliances	1.9%
Apparel, Accessories & Luxury Goods	1.7%
Leisure Products	1.6%
Computer & Electronics Retail	1.3%
Department Stores	1.1%
Homefurnishing Retail	1.1%
Internet Software & Services	1.1%
Housewares & Specialties	1.0%
Specialty Stores	1.0%
Automobile Manufacturers	0.9%

87.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (89.4%)
Agricultural Products (7.4%)
5,700	Bunge, Ltd.	$500,460
6,100	Ingredion, Inc.	486,841

		987,301
Brewers (2.9%)
1,700	Boston Beer Co., Inc., Class A†	394,383

Drug Retail (12.7%)
10,500	CVS Caremark Corp.	1,101,240
7,100	Walgreens Boots Alliance, Inc.	599,524

		1,700,764
Food Distributors (7.5%)
11,700	Andersons, Inc.	456,300
8,700	United Natural Foods, Inc.†	554,016

		1,010,316
Food Retail (4.3%)
6,000	Kroger Co.	435,060
3,500	Whole Foods Market, Inc.	138,040

		573,100
Household Products (11.6%)
7,600	Church & Dwight Co., Inc.	616,588
6,400	Colgate-Palmolive Co.	418,624
6,600	Procter & Gamble Co.	516,384

		1,551,596
Hypermarkets & Super Centers (4.3%)
4,300	Costco Wholesale Corp.	580,758

Packaged Foods & Meats (15.6%)
15,100	Flowers Foods, Inc.	319,365
5,300	Hershey Co.	470,799

SCHEDULE OF INVESTMENTS

4,300	J.M. Smucker Co.	$466,163
19,800	Tyson Foods, Inc., Class A	844,074

		2,100,401
Soft Drinks (13.8%)
9,800	Coca-Cola Co.	384,454
10,500	Coca-Cola Enterprises, Inc.	456,120
6,300	Dr. Pepper Snapple Group, Inc.	459,270
5,900	PepsiCo, Inc.	550,706

		1,850,550
Tobacco (9.3%)
10,000	Altria Group, Inc.	489,100
10,100	Reynolds American, Inc.	754,066

		1,243,166

Total Common Stocks (Cost $10,954,205)		11,992,335
Short-Term Investments (6.4%)
$865,840	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	865,840

Total Short-Term Investments (Cost $865,840)		865,840
Total Investments 95.8% (Cost $11,820,045)		12,858,175
Other Assets Less Liabilities 4.2%		559,032

Net Assets 100.0%		$13,417,207

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

June 30, 2015 (unaudited)

Leisure and Consumer Staples	89.4%

89.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

June 30, 2015 (unaudited)

Packaged Foods & Meats	15.6%
Soft Drinks	13.8%
Drug Retail	12.7%
Household Products	11.6%
Tobacco	9.3%
Food Distributors	7.5%
Agricultural Products	7.4%
Food Retail	4.3%
Hypermarkets & Super Centers	4.3%
Brewers	2.9%

89.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.8%)
Airlines (3.0%)
154,400	Delta Air Lines, Inc.	$6,342,752
191,100	Southwest Airlines Co.	6,323,499

		12,666,251
Coal & Consumable Fuels (0.6%)
100,000	Alliance Resource Partners L.P.	2,496,000

Gas Utilities (1.5%)
120,400	Southwest Gas Corp.	6,406,484

Integrated Oil & Gas (14.0%)
157,300	Chevron Corp.	15,174,731
538,000	Exxon Mobil Corp.	44,761,600

		59,936,331
Multi-Utilities (2.8%)
170,300	Ameren Corp.	6,416,904
127,200	Black Hills Corp.	5,552,280

		11,969,184
Oil & Gas Drilling (2.2%)
135,300	Helmerich & Payne, Inc.	9,527,826

Oil & Gas Equipment & Services (24.6%)
345,100	Bristow Group, Inc.	18,393,830
244,600	Cameron International Corp.†	12,809,702
181,200	Dril-Quip, Inc.†	13,635,300
103,900	FMC Technologies, Inc.†	4,310,811
310,300	Matrix Service Co.†	5,672,284
209,900	National Oilwell Varco, Inc.	10,133,972
934,062	Newpark Resources, Inc.†	7,593,924
328,800	Oceaneering International, Inc.	15,318,792
197,300	Schlumberger, Ltd.	17,005,287

		104,873,902

SCHEDULE OF INVESTMENTS

Oil & Gas Exploration & Production (22.9%)
57,500	Antero Resources Corp.† (a)	$1,974,550
279,800	Continental Resources, Inc.† (a)	11,860,722
1,097,000	Encana Corp.	12,088,940
199,700	EOG Resources, Inc.	17,483,735
254,200	EQT Corp.	20,676,628
161,437	SM Energy Co.	7,445,475
469,700	Southwestern Energy Co.†	10,676,281
542,800	Ultra Petroleum Corp.† (a)	6,795,856
254,234	Whiting Petroleum Corp.†	8,542,262

		97,544,449
Oil & Gas Refining & Marketing (16.5%)
388,800	Green Plains, Inc.	10,711,440
277,600	Marathon Petroleum Corp.	14,521,256
244,550	Phillips 66	19,700,948
125,000	Tesoro Corp.	10,551,250
238,500	Valero Energy Corp.	14,930,100

		70,414,994
Oil & Gas Storage & Transportation (8.7%)
179,400	Energy Transfer Partners L.P.	9,364,680
219,200	Magellan Midstream Partners L.P.	16,084,896
269,600	Plains All American Pipeline L.P.	11,746,472

		37,196,048

Total Common Stocks (Cost $467,412,684)		413,031,469
Collateral for Securities on Loan (2.7%)
11,485,500	State Street Navigator Prime Portfolio, 0.18%	11,485,500

Total Collateral for Securities on Loan (Cost $11,485,500)		11,485,500
Short-Term Investments (3.5%)
$14,752,772	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	14,752,772

Total Short-Term Investments (Cost $14,752,772)		14,752,772
Total Investments 103.0% (Cost $493,650,956)		439,269,741
Liabilities Less Other Assets (3.0)%		(12,613,660)

Net Assets 100.0%		$426,656,081

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.

SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

June 30, 2015 (unaudited)

Energy	89.5%
Utilities	4.3%
Industrials	3.0%

96.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

June 30, 2015 (unaudited)

Oil & Gas Equipment & Services	24.6%
Oil & Gas Exploration & Production	22.9%
Oil & Gas Refining & Marketing	16.5%
Integrated Oil & Gas	14.0%
Oil & Gas Storage & Transportation	8.7%
Airlines	3.0%
Multi-Utilities	2.8%
Oil & Gas Drilling	2.2%
Gas Utilities	1.5%
Coal & Consumable Fuels	0.6%

96.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.8%)
Asset Management & Custody Banks (11.1%)
3,700	Affiliated Managers Group, Inc.†	$808,820
11,700	GAMCO Investors, Inc., Class A	803,907
25,600	Invesco, Ltd.	959,744
65,500	Janus Capital Group, Inc.	1,121,360
28,200	Main Street Capital Corp.(a)	899,862
9,400	T Rowe Price Group, Inc.	730,662
22,400	Waddell & Reed Financial, Inc., Class A	1,059,744

		6,384,099
Consumer Finance (11.2%)
24,500	American Express Co.	1,904,140
26,800	Discover Financial Services	1,544,216
41,500	Encore Capital Group, Inc.† (a)	1,773,710
19,600	PRA Group, Inc.† (a)	1,221,276

		6,443,342
Diversified Banks (22.3%)
162,300	Bank of America Corp.	2,762,346
36,700	Citigroup, Inc.	2,027,308
10,100	Credicorp, Ltd.	1,403,092
41,800	JPMorgan Chase & Co.	2,832,368
38,800	U.S. Bancorp	1,683,920
37,900	Wells Fargo & Co.	2,131,496

		12,840,530
Diversified Capital Markets (1.9%)
36,800	Deutsche Bank AG	1,109,888

Health Care REITs (0.9%)
14,000	HCP, Inc., REIT	510,580

Insurance Brokers (5.1%)
11,400	Aon PLC	1,136,352
26,100	Arthur J Gallagher & Co.	1,234,530

SCHEDULE OF INVESTMENTS

17,700	Brown & Brown, Inc.	$581,622

		2,952,504

Investment Banking & Brokerage (2.3%)
40,900	Charles Schwab Corp.	1,335,385

Life & Health Insurance (7.2%)
78,400	CNO Financial Group, Inc.	1,438,640
13,800	Lincoln National Corp.	817,236
34,000	Sun Life Financial, Inc.	1,135,600
21,400	Unum Group	765,050

		4,156,526
Multi-line Insurance (13.2%)
17,500	American Financial Group, Inc.	1,138,200
36,200	American International Group, Inc.	2,237,884
165,100	Genworth Financial, Inc., Class A†	1,249,807
35,824	Horace Mann Educators Corp.	1,303,277
43,810	Kemper Corp.	1,688,876

		7,618,044

Property & Casualty Insurance (2.4%)
37,700	XL Group PLC	1,402,440

Real Estate Services (6.1%)
39,400	CBRE Group, Inc., Class A†	1,457,800
6,100	Colliers International Group†	234,728
6,100	Firstservice Corp	169,397
9,800	Jones Lang LaSalle, Inc.	1,675,800

		3,537,725
Regional Banks (11.4%)
24,400	BancorpSouth, Inc.	628,544
85,200	Boston Private Financial Holdings, Inc.	1,142,532
46,500	Fifth Third Bancorp	968,130
121,600	First Commonwealth Financial Corp.	1,166,144
21,000	Glacier Bancorp, Inc.	617,820
10,200	Signature Bank†	1,493,178
3,800	SVB Financial Group†	547,124

		6,563,472
Specialized Finance (2.7%)
16,600	MarketAxess Holdings, Inc.	1,539,982

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Total Common Stocks (Cost $54,366,630)		$56,394,517
Collateral for Securities on Loan (6.9%)
3,966,350	State Street Navigator Prime Portfolio, 0.18%	3,966,350

Total Collateral for Securities on Loan (Cost $3,966,350)		3,966,350
Short-Term Investments (1.6%)
$940,976	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	940,976

Total Short-Term Investments (Cost $940,976)		940,976
Total Investments 106.3% (Cost $59,273,956)		61,301,843
Liabilities Less Other Assets (6.3)%		(3,606,207)

Net Assets 100.0%		$57,695,636

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Financial Fund

Sector Composition

June 30, 2015 (unaudited)

Financial	97.8%

97.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

June 30, 2015 (unaudited)

Diversified Banks	22.3%
Multi-line Insurance	13.2%
Regional Banks	11.4%
Consumer Finance	11.2%
Asset Management & Custody Banks	11.1%
Life & Health Insurance	7.2%
Real Estate Services	6.1%
Insurance Brokers	5.1%
Specialized Finance	2.7%
Property & Casualty Insurance	2.4%
Investment Banking & Brokerage	2.3%
Diversified Capital Markets	1.9%
Health Care REITs	0.9%

97.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (94.1%)
Biotechnology (23.8%)
46,800	Alexion Pharmaceuticals, Inc.†	$8,460,036
37,200	Amgen, Inc.	5,710,944
25,300	Biogen, Inc.†	10,219,682
88,300	Celgene Corp.†	10,219,400
26,782	Gilead Sciences, Inc.	3,135,637

		37,745,699
Health Care Services (3.9%)
91,553	BioTelemetry, Inc.†	863,345
41,000	Express Scripts Holding Co.†	3,646,540
14,200	Laboratory Corp. of America Holdings†	1,721,324

		6,231,209
Health Care Distributors (14.0%)
43,000	AmerisourceBergen Corp.	4,572,620
78,500	Cardinal Health, Inc.	6,566,525
49,200	McKesson Corp.	11,060,652

		22,199,797
Health Care Equipment (3.4%)
36,400	Becton, Dickinson & Co.	5,156,060
12,500	Exactech, Inc.†	260,375

		5,416,435
Health Care Facilities (2.5%)
25,000	Acadia Healthcare Co., Inc.†	1,958,250
22,200	HCA Holdings, Inc.†	2,013,984

		3,972,234
Health Care Supplies (1.0%)
25,000	Align Technology, Inc.†	1,567,750

Health Care Technology (2.0%)
46,900	Cerner Corp.†	3,238,914

SCHEDULE OF INVESTMENTS

Managed Health Care (6.3%)
10,000	Anthem, Inc.	$1,641,400
15,300	Health Net, Inc.†	981,036
60,000	UnitedHealth Group, Inc.	7,320,000

		9,942,436
Pharmaceuticals (37.2%)
128,000	AbbVie, Inc.	8,600,320
40,231	Allergan PLC†	12,208,499
68,000	Bristol-Myers Squibb Co.	4,524,720
55,320	Depomed, Inc.† (a)	1,187,167
20,000	Endo International PLC†	1,593,000
35,800	Jazz Pharmaceuticals PLC†	6,303,306
76,700	Johnson & Johnson	7,475,182
34,401	Mallinckrodt PLC†	4,049,686
80,000	Merck & Co., Inc.	4,554,400
35,000	Mylan N.V.†	2,375,100
294,686	Pernix Therapeutics Holdings, Inc.†	1,744,541
8,400	Perrigo Co. PLC	1,552,572
7,812	Sucampo Pharmaceuticals, Inc., Class A†	128,351
12,300	Valeant Pharmaceuticals International, Inc.†	2,732,445

		59,029,289

Total Common Stocks (Cost $135,804,110)		149,343,763
Collateral for Securities on Loan (0.7%)
1,161,720	State Street Navigator Prime Portfolio, 0.18%	1,161,720

Total Collateral for Securities on Loan (Cost $1,161,720)		1,161,720
Short-Term Investments (5.6%)
$8,912,450	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	8,912,450

Total Short-Term Investments (Cost $8,912,450)		8,912,450
Total Investments 100.4% (Cost $145,878,280)		159,417,933
Liabilities Less Other Assets (0.4)%		(605,761)

Net Assets 100.0%		$158,812,172

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.

SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Sector Composition

June 30, 2015 (unaudited)

Health Care	94.1%

94.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

June 30, 2015 (unaudited)

Pharmaceuticals	37.2%
Biotechnology	23.8%
Health Care Distributors	14.0%
Managed Health Care	6.3%
Health Care Services	3.9%
Health Care Equipment	3.4%
Health Care Facilities	2.5%
Health Care Technology	2.0%
Health Care Supplies	1.0%

94.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.3%)
Aerospace & Defense (27.0%)
5,000	Boeing Co.	$693,600
11,000	Curtiss-Wright Corp.	796,840
5,900	General Dynamics Corp.	835,971
6,200	Honeywell International, Inc.	632,214
7,800	Raytheon Co.	746,304
9,400	United Technologies Corp.	1,042,742

		4,747,671
Airlines (15.5%)
15,700	Alaska Air Group, Inc.	1,011,551
26,600	Delta Air Lines, Inc.	1,092,728
29,900	JetBlue Airways Corp.†	620,724

		2,725,003
Construction & Engineering (5.8%)
9,900	Fluor Corp.	524,799
22,900	Tutor Perini Corp.†	494,182

		1,018,981
Construction & Farm Machinery & Heavy Trucks (5.0%)
6,600	Caterpillar, Inc.	559,812
3,500	Wabtec Corp.	329,840

		889,652
Industrial Conglomerates (6.5%)
7,200	Danaher Corp.	616,248
19,900	General Electric Co.	528,743

		1,144,991
Industrial Machinery (10.9%)
14,200	Crane Co.	833,966
3,000	Middleby Corp.†	336,690

SCHEDULE OF INVESTMENTS

4,700	Snap-on, Inc.	$748,475

		1,919,131
Railroads (10.1%)
9,900	Genesee & Wyoming, Inc., Class A†	754,182
10,700	Union Pacific Corp.	1,020,459

		1,774,641
Trading Companies & Distributors (8.3%)
11,700	Fastenal Co.(a)	493,506
2,600	United Rentals, Inc.†	227,812
3,100	WW Grainger, Inc.	733,615

		1,454,933
Trucking (8.2%)
3,600	JB Hunt Transport Services, Inc.	295,524
7,300	Landstar System, Inc.	488,151
7,500	Ryder System, Inc.	655,275

		1,438,950

Total Common Stocks (Cost $14,331,505)		17,113,953
Collateral for Securities on Loan (2.9%)
506,025	State Street Navigator Prime Portfolio, 0.18%	506,025

Total Collateral for Securities on Loan (Cost $506,025)		506,025
Short-Term Investments (3.2%)
$558,203	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	558,203

Total Short-Term Investments (Cost $558,203)		558,203
Total Investments 103.4% (Cost $15,395,733)		18,178,181
Liabilities Less Other Assets (3.4)%		(595,992)

Net Assets 100.0%		$17,582,189

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.

SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Sector Composition

June 30, 2015 (unaudited)

Industrials	97.3%

97.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

June 30, 2015 (unaudited)

Aerospace & Defense	27.0%
Airlines	15.5%
Industrial Machinery	10.9%
Railroads	10.1%
Trading Companies & Distributors	8.3%
Trucking	8.2%
Industrial Conglomerates	6.5%
Construction & Engineering	5.8%
Construction & Farm Machinery & Heavy Trucks	5.0%

97.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (91.2%)
Application Software (7.3%)
76,400	Mentor Graphics Corp.	$2,019,252
14,800	NetScout Systems, Inc.† (a)	542,716
22,600	salesforce.com, Inc.†	1,573,638

		4,135,606
Data Processing & Outsourced Services (18.0%)
19,000	DST Systems, Inc.	2,393,620
19,200	Mastercard, Inc., Class A	1,794,816
57,000	Total System Services, Inc.	2,380,890
54,980	Visa, Inc., Class A	3,691,907

		10,261,233
Electronic Components (1.2%)
10,600	Rogers Corp.†	701,084

Electronic Equipment & Instruments (2.7%)
18,300	FEI Co.	1,517,619

Electronic Manufacturing Services (6.6%)
12,535	IPG Photonics Corp.†	1,067,669
54,600	Jabil Circuit, Inc.	1,162,434
54,900	Methode Electronics, Inc.	1,507,005

		3,737,108
Home Entertainment Software (4.5%)
53,200	Activision Blizzard, Inc.	1,287,972
19,300	Electronic Arts, Inc.†	1,283,450

		2,571,422
Internet Software & Services (17.9%)
38,800	Facebook, Inc., Class A†	3,327,682
4,325	Google, Inc., Class A†	2,335,673
5,439	Google, Inc., Class C†	2,831,054

SCHEDULE OF INVESTMENTS

25,200	j2 Global, Inc.	$1,712,088

		10,206,497
IT Consulting & Other Services (3.6%)
21,500	Accenture PLC, Class A	2,080,770

Semiconductor Equipment (5.4%)
103,200	Applied Materials, Inc.	1,983,504
57,400	Teradyne, Inc.	1,107,246

		3,090,750
Semiconductors (9.5%)
29,400	Skyworks Solutions, Inc.	3,060,540
27,500	Synaptics, Inc.†	2,385,212

		5,445,752
Systems Software (5.3%)
29,500	Microsoft Corp.	1,302,425
43,300	Oracle Corp.	1,744,990

		3,047,415
Technology Distributors (2.4%)
35,277	ScanSource, Inc.†	1,342,642

Technology Hardware, Storage & Peripherals (6.8%)
31,000	Apple, Inc.	3,888,175

Total Common Stocks (Cost $37,432,674)		52,026,073
Collateral for Securities on Loan (1.0%)
551,300	State Street Navigator Prime Portfolio, 0.18%	551,300

Total Collateral for Securities on Loan (Cost $551,300)		551,300
Short-Term Investments (6.3%)
$3,596,198	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	3,596,198

Total Short-Term Investments (Cost $3,596,198)		3,596,198
Total Investments 98.5% (Cost $41,580,172)		56,173,571
Other Assets Less Liabilities 1.5%		837,496

Net Assets 100.0%		$57,011,067

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.

SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

June 30, 2015 (unaudited)

Information Technology	91.2%

91.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

June 30, 2015 (unaudited)

Data Processing & Outsourced Services	18.0%
Internet Software & Services	17.9%
Semiconductors	9.5%
Application Software	7.3%
Technology Hardware, Storage & Peripherals	6.8%
Electronic Manufacturing Services	6.6%
Semiconductor Equipment	5.4%
Systems Software	5.3%
Home Entertainment Software	4.5%
IT Consulting & Other Services	3.6%
Electronic Equipment & Instruments	2.7%
Technology Distributors	2.4%
Electronic Components	1.2%

91.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (91.8%)
Aluminum (3.3%)
250,000	Alcoa, Inc.	$2,787,500

Commodity Chemicals (8.2%)
50,000	Cabot Corp.	1,864,500
120,702	Calgon Carbon Corp.	2,339,205
44,939	Methanex Corp.	2,501,305
5,000	Westlake Chemical Corp.	342,950

		7,047,960
Construction Materials (11.4%)
90,000	Eagle Materials, Inc.	6,869,700
50,000	Lafarge S.A., ADR	828,500
15,000	Martin Marietta Materials, Inc.	2,122,650

		9,820,850
Diversified Chemicals (20.5%)
80,000	Dow Chemical Co.	4,093,600
26,800	E.I. du Pont de Nemours & Co.	1,713,860
25,000	Eastman Chemical Co.	2,045,500
40,000	FMC Corp.	2,102,000
200,000	Huntsman Corp.	4,414,000
80,000	LSB Industries, Inc.†	3,267,200

		17,636,160
Diversified Metals & Mining (3.3%)
150,000	Freeport-McMoRan, Inc.	2,793,000

Fertilizers & Agricultural Chemicals (8.1%)
53,300	Monsanto Co.	5,681,247
22,000	Scotts Miracle-Gro Co., Class A	1,302,620

		6,983,867
Industrial Gases (2.2%)
8,500	Airgas, Inc.	899,130

SCHEDULE OF INVESTMENTS

8,000	Praxair, Inc.	$956,400

		1,855,530
Packaged Foods & Meats (3.5%)
209,300	Landec Corp.†	3,020,199

Paper Packaging (5.0%)
7,200	Avery Dennison Corp.	438,768
165,000	Graphic Packaging Holding Co.	2,298,450
25,000	Packaging Corp. of America	1,562,250

		4,299,468
Paper Products (5.8%)
40,000	Clearwater Paper Corp.†	2,292,000
40,000	International Paper Co.	1,903,600
35,000	PH Glatfelter Co.	769,650

		4,965,250
Precious Metals & Minerals (1.8%)
135,000	Stillwater Mining Co.†	1,564,650

Railroads (1.1%)
10,000	Union Pacific Corp.	953,700

Specialty Chemicals (13.6%)
23,000	Ashland, Inc.	2,803,700
17,000	Celanese Corp.	1,221,960
18,000	Ecolab, Inc.	2,035,260
20,000	HB Fuller Co.	812,400
55,000	Innospec, Inc.	2,477,200
60,000	PolyOne Corp.	2,350,200

		11,700,720
Steel (4.0%)
20,000	Nucor Corp.	881,400
25,000	Reliance Steel & Aluminum Co.	1,512,000
50,000	Steel Dynamics, Inc.	1,035,750

		3,429,150

Total Common Stocks (Cost $76,874,419)		78,858,004

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (8.8%)
$7,523,659	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	$7,523,659

Total Short-Term Investments (Cost $7,523,659)		7,523,659
Total Investments 100.6% (Cost $84,398,078)		86,381,663
Liabilities Less Other Assets (0.6)%		(534,780)

Net Assets 100.0%		$85,846,883

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Materials Fund

Sector Composition

June 30, 2015 (unaudited)

Materials	87.2%
Leisure and Consumer Staples	3.5%
Industrials	1.1%

91.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

June 30, 2015 (unaudited)

Diversified Chemicals	20.5%
Specialty Chemicals	13.6%
Construction Materials	11.4%
Commodity Chemicals	8.2%
Fertilizers & Agricultural Chemicals	8.1%
Paper Products	5.8%
Paper Packaging	5.0%
Steel	4.0%
Packaged Foods & Meats	3.5%
Aluminum	3.3%
Diversified Metals & Mining	3.3%
Industrial Gases	2.2%
Precious Metals & Minerals	1.8%
Railroads	1.1%

91.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.6%)
Electric Utilities (44.3%)
19,900	ALLETE, Inc.	$923,161
9,000	Duke Energy Corp.	635,580
11,800	Edison International	655,844
18,800	Eversource Energy	853,708
9,800	Exelon Corp.	307,916
32,100	Great Plains Energy, Inc.	775,536
27,500	OGE Energy Corp.	785,675
26,600	Otter Tail Corp.	707,560
6,500	Pinnacle West Capital Corp.	369,785
15,500	UIL Holdings Corp.	710,210
21,400	Westar Energy, Inc.	732,308

		7,457,283
Gas Utilities (9.6%)
16,100	National Fuel Gas Co.	948,129
13,100	South Jersey Industries, Inc.	323,963
6,400	Southwest Gas Corp.	340,544

		1,612,636
Integrated Telecommunication Services (5.9%)
14,300	BCE, Inc.	607,750
8,200	Verizon Communications, Inc.	382,202

		989,952
Multi-Utilities (39.8%)
21,600	Ameren Corp.	813,888
17,500	Black Hills Corp.	763,875
30,600	CenterPoint Energy, Inc.	582,318
27,376	CMS Energy Corp.	871,652
15,800	DTE Energy Co.	1,179,312
32,200	MDU Resources Group, Inc.	628,866
29,200	Public Service Enterprise Group, Inc.	1,146,976
6,600	SCANA Corp.	334,290

SCHEDULE OF INVESTMENTS

20,900	TECO Energy, Inc.	$369,094

		6,690,271

Total Common Stocks (Cost $18,195,208)		16,750,142
Total Investments 99.6% (Cost $18,195,208)		16,750,142
Other Assets Less Liabilities 0.4%		71,595

Net Assets 100.0%		$16,821,737

The accompanying notes are an integral part of the schedule of investments.

SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Sector Composition

June 30, 2015 (unaudited)

Utilities	91.5%
Telecommunication	8.1%

99.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

June 30, 2015 (unaudited)

Electric Utilities	44.3%
Multi-Utilities	39.8%
Gas Utilities	9.6%
Integrated Telecommunication Services	5.9%

99.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (88.1%)
Agricultural Products (0.8%)
22,000	Genting Plantations Bhd**	$57,784
4,400	Kaveri Seed Co. Ltd.*	50,920

		108,704
Airport Services (3.7%)
54,000	Airports of Thailand PCL*	483,353

Apparel Retail (1.4%)
9,100	Mr Price Group Ltd.*	187,305

Automobile Manufacturers (2.4%)
33,000	Chongqing Changan Automobile Co. Ltd., Class B*	84,274
3,600	Maruti Suzuki India Ltd.*	226,933

		311,207
Brewers (1.1%)
24,500	AMBEV S.A.**	150,510

Cable & Satellite (2.1%)
1,760	Naspers, Ltd., Class N*	273,688

Casinos & Gaming (0.8%)
3,000	Kangwon Land, Inc.*	99,409

Catalog Retail (1.1%)
750	CJ O Shopping Co., Ltd.*	138,242

Department Stores (0.8%)
5,700	Hyundai Greenfood Co., Ltd.*	107,708

Diversified Banks (11.3%)
96,000	Akbank T.A.S.*	277,496
65,000	Grupo Financiero Banorte S.A.B. de C.V., Class O**	357,392
15,200	HDFC Bank, Ltd.*	254,152
96,000	ICICI Bank Ltd.*	465,865
55,000	Malayan Banking Bhd*	133,177

		1,488,082

SCHEDULE OF INVESTMENTS

Diversified Chemicals (1.4%)
28,000	Tata Chemicals Ltd.*	$184,650

Diversified Support Services (1.0%)
1,200	KEPCO Plant Service & Engineering Co. Ltd.**	126,944
Electrical Components & Equipment (0.5%)
15,000	Finolex Cables Ltd.*	58,374
Electronic Equipment & Instruments (1.5%)
4,500	SFA Engineering Corp.*	198,199
Electronic Manufacturing Services (1.7%)
40,000	AAC Technologies Holdings, Inc.*	225,830
Environmental & Facilities Services (2.1%)
151,000	China Everbright International Ltd.*	271,997
Footwear (0.8%)
2,200	CCC S.A.*	101,875
Gas Utilities (0.9%)
42,000	China Resources Gas Group Ltd.*	124,102
Health Care Facilities (3.5%)
8,200	Apollo Hospitals Enterprise Ltd.*	169,631
94,000	Life Healthcare Group Holdings Ltd.*	289,720

		459,351
Highways & Railtracks (1.2%)
32,000	CCR S.A.**	153,459
Household Products (2.5%)
480	LG Household & Health Care, Ltd.*	332,733
Industrial Conglomerates (1.4%)
3,200	Aditya Birla Nuvo, Ltd.*	89,829
12,000	Beijing Enterprises Holdings, Ltd.*	90,019

		179,848
Internet Software & Services (4.8%)
240	NAVER Corp.*	136,233
24,545	Tencent Holdings, Ltd.*	491,131

		627,364
IT Consulting & Other Services (3.6%)
11,200	Infosys, Ltd.*	174,606
25,800	Tech Mahindra Ltd.*	192,285

SCHEDULE OF INVESTMENTS

12,000	Wipro, Ltd.*	$102,719

		469,610
Life & Health Insurance (1.6%)
16,000	Ping An Insurance Group Co., Class H*	215,310

Marine Ports & Services (1.8%)
47,600	Adani Ports and Special Economic Zone*	229,698

Motorcycle Manufacturers (0.6%)
2,100	Hero MotorCorp, Ltd.*	82,960

Multi-Sector Holdings (1.5%)
53,000	Haci Omer Sabanci Holding*	199,656

Oil & Gas Storage & Transportation (0.7%)
4,500	Ultrapar Participacoes S.A.**	95,092

Personal Products (1.4%)
16,000	Hengan International Group Co., Ltd.*	189,818

Pharmaceuticals (5.3%)
60,000	China Medical System Holdings Ltd.*	83,381
282,000	CSPC Pharmaceutical Group, Ltd.*	279,172
6,000	Dr. Reddy’s Laboratories, Ltd.*	333,658

		696,211
Property & Casualty Insurance (1.6%)
820	Samsung Fire & Marine Insurance Co. Ltd.*	216,071

Real Estate Operating Companies (1.2%)
116,000	Central Pattana PCL*	162,804

Reinsurance (1.7%)
20,784	Korean Reinsurance Co.*	229,120

Semiconductors (3.3%)
94,000	Taiwan Semiconductor Manufacturing Co., Ltd.*	427,570

Soft Drinks (1.6%)
25,000	Arca Continental S.A.B. de C.V.**	141,975
4,400	Coca-Cola Icecek AS*	73,211

		215,186
Specialty Chemicals (0.7%)
7,900	Asian Paints Ltd.*	93,959

Specialty Stores (1.4%)
1,890	Hotel Shilla Co. Ltd.*	188,943

SCHEDULE OF INVESTMENTS

Technology Hardware, Storage & Peripherals (3.3%)
386	Samsung Electronics Co., Ltd.*	$437,950

Thrifts & Mortgage Finance (0.5%)
10,000	LIC Housing Finance Ltd.*	70,743

Tobacco (1.4%)
38,000	ITC, Ltd.*	188,305

Water Utilities (0.9%)
138,000	Beijing Enterprises Water Group Ltd.*	113,209

Wireless Telecommunication Services (5.2%)
15,000	Advanced Info Service PCL*	106,295
50,000	Intouch Holdings PCL, Class F*	113,596
15,200	MTN Group, Ltd.*	285,519
810	SK Telecom Co., Ltd.*	181,242

		686,652

Total Common Stocks (Cost $11,429,697)		11,601,801
Preferred Stock (1.1%)
Diversified Banks (1.1%)
12,500	Itau Unibanco Holding S.A.**	137,580

Total Preferred Stocks (Cost $196,055)		137,580
Short-Term Investments (10.4%)
$1,371,946	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	1,371,946

Total Short-Term Investments (Cost $1,371,946)		1,371,946
Total Investments 99.6% (Cost $12,997,698)		13,111,327
Other Assets Less Liabilities 0.4%		58,401

Net Assets 100.0%		$13,169,728

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued, a level 2 security, (Note 2) as of June 30, 2015 was 79.9% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.

SCHEDULE OF INVESTMENTS

ICON Emerging Markets Fund

Country Composition

June 30, 2015 (unaudited)

India	22.7%
South Korea	18.2%
China	9.7%
South Africa	7.9%
Hong Kong	6.7%
Thailand	6.5%
Brazil	4.1%
Turkey	4.1%
Mexico	3.8%
Taiwan	3.3%
Malaysia	1.4%
Poland	0.8%

89.2%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Emerging Markets Fund

Sector Composition

June 30, 2015 (unaudited)

Financial	20.5%
Information Technology	18.2%
Industrials	11.7%
Consumer Discretionary	10.6%
Leisure and Consumer Staples	9.6%
Health Care	8.8%
Utilities	4.8%
Telecommunication	2.2%
Materials	2.1%
Energy	0.7%

89.2%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Emerging Markets Fund

Industry Composition

June 30, 2015 (unaudited)

Diversified Banks	12.4%
Pharmaceuticals	5.3%
Wireless Telecommunication Services	5.2%
Internet Software & Services	4.8%
Airport Services	3.7%
IT Consulting & Other Services	3.6%
Health Care Facilities	3.5%
Semiconductors	3.3%
Technology Hardware, Storage & Peripherals	3.3%
Household Products	2.5%
Automobile Manufacturers	2.4%
Cable & Satellite	2.1%
Environmental & Facilities Services	2.1%
Marine Ports & Services	1.8%
Electronic Manufacturing Services	1.7%
Reinsurance	1.7%
Life & Health Insurance	1.6%
Property & Casualty Insurance	1.6%
Soft Drinks	1.6%
Electronic Equipment & Instruments	1.5%
Multi-Sector Holdings	1.5%
Apparel Retail	1.4%
Diversified Chemicals	1.4%
Industrial Conglomerates	1.4%
Personal Products	1.4%
Specialty Stores	1.4%
Tobacco	1.4%
Highways & Railtracks	1.2%
Real Estate Operating Companies	1.2%
Brewers	1.1%
Catalog Retail	1.1%
Diversified Support Services	1.0%
Other Industries (each less than 1%)	8.0%

89.2%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (92.8%)
Advertising (2.2%)
19,500	CyberAgent, Inc.* (a)	$925,089
40,000	WPP PLC*	897,847

		1,822,936
Agricultural Products (1.0%)
72,779	Kaveri Seed Co. Ltd.*	842,254

Air Freight & Logistics (2.2%)
22,600	Deutsche Post AG*	660,356
26,000	Kintetsu World Express, Inc.*	1,166,818

		1,827,174
Airlines (3.0%)
69,300	Air Canada† **	732,949
16,100	American Airlines Group, Inc.**	642,954
37,150	Deutsche Lufthansa AG † *	479,310
18,600	Southwest Airlines Co.**	615,474

		2,470,687
Aluminum (2.9%)
830,000	Alumina Ltd.*	976,993
531,928	National Aluminium Co. Ltd.*	333,631
242,000	Norsk Hydro ASA*	1,015,656

		2,326,280
Apparel Retail (0.6%)
22,000	Mr Price Group Ltd.*	452,825

Application Software (1.6%)
6,200	Com2uSCorp † *	687,324
7,700	Open Text Corp.**	312,747
4,700	SAP SE*	329,359

		1,329,430

SCHEDULE OF INVESTMENTS

Auto Parts & Equipment (4.1%)
22,000	Bharat Forge Ltd.*	$364,835
20,000	CIE Automotive S.A.*	324,297
12,800	Leoni AG*	808,981
11,300	Montupet* (a)	815,265
33,228	Plastic Omnium S.A.*	850,042
4,000	SHW AG*	191,886

		3,355,306
Automobile Manufacturers (2.2%)
152,000	Chongqing Changan Automobile Co. Ltd., Class B*	388,171
7,800	Daimler AG*	710,546
50,258	Tata Motors, Ltd.*	340,188
1,700	Volkswagen AG*	393,629

		1,832,534
Biotechnology (0.8%)
29,000	Sirtex Medical Ltd.*	648,861

Broadcasting (0.7%)
12,300	ProSiebenSat.1 Media*	607,548

Building Products (2.2%)
7,000	Compagnie de Saint Gobain*	315,989
6,800	Rockwool International AS, Class B* (a)	1,019,783
280,000	Sintex Industries Ltd.*	438,784

		1,774,556
Cable & Satellite (0.8%)
4,400	Naspers, Ltd., Class N*	684,219

Commodity Chemicals (1.0%)
49,000	Asahi Kasei Corp.*	401,927
72,000	Tosoh Corp.*	447,378

		849,305
Construction & Farm Machinery & Heavy Trucks (0.8%)
49,500	Haldex AB*	653,633

Construction Materials (2.4%)
7,700	Grasim Industries Ltd.*	417,517
4,200	HeidelbergCement AG*	332,879
4,900	Lafarge S.A.*	323,974

SCHEDULE OF INVESTMENTS

300,000	Taiheiyo Cement Corp.*	$877,314

		1,951,684
Data Processing & Outsourced Services (2.2%)
139,000	Optimal Payments PLC † *	511,025
33,500	Wirecard AG*	1,282,168

		1,793,193
Diversified Banks (3.2%)
86,000	Axis Bank Ltd.*	752,616
57,000	HDFC Bank, Ltd.*	953,070
185,000	ICICI Bank Ltd.*	897,761

		2,603,447
Diversified Capital Markets (0.4%)
12,000	Deutsche Bank AG*	360,800

Diversified Chemicals (0.6%)
78,000	Tata Chemicals Ltd.*	514,381

Diversified Real Estate Activities (0.5%)
3,800	Daito Trust Construction Co. Ltd.*	393,282

Diversified Support Services (1.9%)
38,000	Babcock International Group PLC*	643,813
58,199	PayPoint PLC*	903,373

		1,547,186
Electrical Components & Equipment (1.9%)
124,087	Finolex Cables Ltd.*	482,896
11,200	Saft Groupe S.A.*	437,458
9,000	Schneider Electric SE*	623,151

		1,543,505
Electronic Components (0.8%)
7,200	Enplas Corp.*	292,746
10,300	Japan Aviation Electronics Industry Ltd.*	280,006
1,000	Largan Precision Co., Ltd.*	114,151

		686,903
Electronic Equipment & Instruments (5.2%)
11,000	Hexagon AB, Class B*	398,426
22,000	Hitachi High-Technologies Corp.*	618,459
49,000	Hitachi, Ltd.*	322,790

SCHEDULE OF INVESTMENTS

5,357	Ingenico Group*	$630,245
14,240	Isra Vision AG*	935,096
108,595	Jenoptik AG*	1,309,313

		4,214,329
Fertilizers & Agricultural Chemicals (0.8%)
4,200	Agrium, Inc.** (a)	445,119
220,000	Gujarat State Fertilisers & Chemicals Ltd.*	230,943

		676,062
Health Care Technology (0.5%)
12,300	CompuGroup Medical AG*	430,084

Home Entertainment Software (0.4%)
85,000	GungHo Online Entertainment, Inc.*	330,784

Industrial Conglomerates (2.5%)
3,198	Daetwyler Holding AG*	379,882
25,000	Indus Holding AG*	1,259,908
3,650	Siemens AG*	369,276

		2,009,066
Industrial Machinery (1.5%)
1,400,000	EVA Precision Industrial Holdings Ltd.*	411,550
43,000	Trelleborg AB, Class B*	795,186

		1,206,736
Integrated Telecommunication Services (0.4%)
280,000	HKT Trust / HKT, Ltd.**	328,708

Internet Retail (0.9%)
23,000	Zalando SE† **	768,092

Internet Software & Services (2.7%)
8,400	Alibaba Group Holding Ltd., ADR† **	691,068
1,200	NAVER Corp.*	681,164
19,300	United Internet AG*	857,789

		2,230,021
IT Consulting & Other Services (2.7%)
5,629	AtoS*	420,617
8,600	Bechtle AG*	651,510
18,000	CANCOM SE*	647,867

SCHEDULE OF INVESTMENTS

5,000	Cap Gemini S.A.*	$443,582

		2,163,576
Life & Health Insurance (0.5%)
51,000	Aegon N.V.*	376,288

Life Sciences Tools & Services (0.5%)
3,100	Tecan Group AG*	371,391

Metal & Glass Containers (0.7%)
100,000	HSIL Ltd.*	544,632

Multi-line Insurance (1.6%)
2,700	Allianz SE*	421,068
17,000	AXA S.A.*	430,981
14,000	Talanx AG *	429,707

		1,281,756
Multi-Sector Holdings (1.3%)
13,500	Groupe Bruxelles Lambert S.A.*	1,088,595

Oil & Gas Refining & Marketing (2.9%)
13,000	Caltex Australia, Ltd.*	319,125
50,000	Reliance Industries, Ltd.*	783,671
1,590,000	Sinopec Kantons Holdings, Ltd.*	1,240,469

		2,343,265
Packaged Foods & Meats (1.5%)
14,400	Nestle S.A.*	1,038,969
230	Orion Corp/Republic of Korea*	215,679

		1,254,648
Paper Products (0.4%)
10,000	Holmen AB, Class B*	291,830

Pharmaceuticals (6.2%)
270,000	China Medical System Holdings Ltd.*	375,214
440,000	CSPC Pharmaceutical Group, Ltd.*	435,587
440,000	Granules India Ltd.*	584,560
9,800	Novo Nordisk AS, Class B*	537,774
37,000	Recordati S.p.A.*	776,016
6,100	Roche Holding AG*	1,710,388
7,900	Shire PLC*	634,761

		5,054,300

SCHEDULE OF INVESTMENTS

Railroads (1.7%)
3,600		Canadian Pacific Railway Ltd.** (a)	$576,519
34,000		VTG AG* (a)	795,756

			1,372,275
Real Estate Development (0.8%)
145,321		Oberoi Realty Ltd.*	616,693

Real Estate Operating Companies (0.6%)
7,000		LEG Immobilien AG*	486,453

Research & Consulting Services (1.0%)
6,510		Bertrandt AG*	854,269

Semiconductors (2.1%)
40,100		ARM Holdings PLC*	656,191
4,200		NXP Semiconductors† **	412,440
134,000		Taiwan Semiconductor Manufacturing Co., Ltd.*	609,515

			1,678,146
Specialized Finance (0.5%)
95,000		Power Finance Corp. Ltd.*	380,941

Specialty Chemicals (4.3%)
88,000		Alent PLC*	508,926
163,640		Borregaard ASA*	1,156,406
—	#	Duk San Neolux Co. Ltd.† **	—
35,000		Hitachi Chemical Co., Ltd.*	630,385
9,000		Johnson Matthey PLC*	429,193
29,000		Tokyo Ohka Kogyo Co., Ltd.*	822,681

			3,547,591
Specialty Stores (0.4%)
44,584		JUMBO S.A.*	330,503

Steel (2.2%)
42,300		Acerinox S.A.*	585,521
260,000		Nippon Steel & Sumitomo Metal Corp.*	674,142
1,200		POSCO*	240,288
14,000		Yamato Kogyo Co. Ltd.* (a)	327,014

			1,826,965
Technology Hardware, Storage & Peripherals (0.8%)
38,000		Advantech Co. Ltd.*	260,921

SCHEDULE OF INVESTMENTS

370	Samsung Electronics Co., Ltd.*	$419,796

		680,717
Trading Companies & Distributors (3.8%)
66,000	Ashtead Group PLC*	1,137,495
12,000	BayWa Bayerische Warenvermit AG*	406,242
14,000	Brenntag AG*	803,339
32,400	Diploma PLC**	411,341
8,300	Indutrade AB*	381,830

		3,140,247
Trucking (0.7%)
29,000	TransForce, Inc.** (a)	588,127

Wireless Telecommunication Services (0.7%)
250,000	Intouch Holdings PCL, Class F*	567,981

Total Common Stocks (Cost $79,564,292)		75,907,000
Preferred Stock (0.8%)
Biotechnology (0.8%)
8,700	Biotest AG Vorzugsaktien*	657,006

Total Preferred Stocks (Cost $749,715)		657,006
Rights (0.0%)
Application Software (0.0%)
1,009	Com2uSCorp† **	10,131

Steel (0.0%)
42,300	Acerinox S.A.† **	18,816

Total Rights (Cost $21,349)		28,947
Collateral for Securities on Loan (5.6%)
4,551,761	State Street Navigator Prime Portfolio, 0.18%	4,551,761

Total Collateral for Securities on Loan (Cost $4,551,761)		4,551,761
Short-Term Investments (6.3%)
$5,153,649	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	5,153,649

Total Short-Term Investments (Cost $5,153,649)		5,153,649

SCHEDULE OF INVESTMENTS

Total Investments 105.5% (Cost $90,040,766)	$86,298,363
Liabilities Less Other Assets (5.5)%	(4,532,998)

Net Assets 100.0%	$81,765,365

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued, a Level 2 security, (Note 2) as of June 30, 2015 was 85.7% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
#	Less than one share.
(a)	All or a portion of the security was on loan as of June 30, 2015.
ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

June 30, 2015 (unaudited)

Germany	22.1%
India	11.7%
Japan	10.4%
United Kingdom	6.8%
France	6.6%
Switzerland	4.4%
Canada	3.2%
Sweden	3.1%
Hong Kong	2.9%
Norway	2.7%
South Korea	2.6%
Australia	2.4%
Denmark	2.0%
China	1.8%
United States	1.5%
South Africa	1.4%
Belgium	1.3%
Taiwan	1.2%
Spain	1.1%
Netherlands	1.0%
Italy	0.9%
Ireland	0.8%
Thailand	0.7%
Isle Of Man	0.6%
Greece	0.4%

93.6%

Percentages are based upon common and preferred stocks and rights as a percentage of net assets.

ICON International Equity Fund

Sector Composition

June 30, 2015 (unaudited)

Industrials	23.2%
Information Technology	18.5%
Materials	15.3%
Consumer Discretionary	11.9%
Financial	9.4%
Health Care	8.8%
Energy	2.9%
Leisure and Consumer Staples	2.5%
Telecommunication	1.1%

93.6%

Percentages are based upon common and preferred stocks and rights as a percentage of net assets.

ICON International Equity Fund

Industry Composition

June 30, 2015 (unaudited)

Pharmaceuticals	6.2%
Electronic Equipment & Instruments	5.2%
Specialty Chemicals	4.3%
Auto Parts & Equipment	4.1%
Trading Companies & Distributors	3.8%
Diversified Banks	3.2%
Airlines	3.0%
Aluminum	2.9%
Oil & Gas Refining & Marketing	2.9%
IT Consulting & Other Services	2.7%
Internet Software & Services	2.7%
Industrial Conglomerates	2.5%
Construction Materials	2.4%
Advertising	2.2%
Air Freight & Logistics	2.2%
Automobile Manufacturers	2.2%
Building Products	2.2%
Data Processing & Outsourced Services	2.2%
Steel	2.2%
Semiconductors	2.1%
Diversified Support Services	1.9%
Electrical Components & Equipment	1.9%
Railroads	1.7%
Application Software	1.6%
Biotechnology	1.6%
Multi-line Insurance	1.6%
Industrial Machinery	1.5%
Packaged Foods & Meats	1.5%
Multi-Sector Holdings	1.3%
Agricultural Products	1.0%
Commodity Chemicals	1.0%
Research & Consulting Services	1.0%
Other Industries (each less than 1%)	14.8%

93.6%

Percentages are based upon common and preferred stocks and rights as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (67.3%)
Communications (7.6%)
$977,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	5.13%	12/15/21	$887,238
500,000	Cincinnati Bell Telephone Co. LLC	6.30%	12/01/28	480,000
1,250,000	Cincinnati Bell, Inc.	8.38%	10/15/20	1,315,625
2,450,000	Clearwire Communications LLC / Clearwire Finance, Inc.(a)	14.75%	12/01/16	2,835,875
1,500,000	Goodman Networks, Inc.(b)	12.13%	07/01/18	1,245,000

				6,763,738
Consumer, Non-cyclical (23.3%)
1,000,000	Brightstar Corp.(a)	7.25%	08/01/18	1,057,500
1,300,000	Darden Restaurants, Inc.	7.05%	10/15/37	1,580,010
3,850,000	HJ Heinz Co.(a)	4.88%	02/15/25	4,191,687
3,000,000	Hospira, Inc.	5.80%	08/12/23	3,491,754
1,000,000	inVentiv Health, Inc.(a)	9.00%	01/15/18	1,042,500
2,565,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	2,699,663
750,000	Marina District Finance Co., Inc.	9.88%	08/15/18	770,625
3,250,000	Omnicare, Inc.	4.75%	12/01/22	3,445,000
500,000	Pinnacle Entertainment, Inc.	7.50%	04/15/21	529,375
1,750,000	Prospect Medical Holdings, Inc.(a)	8.38%	05/01/19	1,861,825

				20,669,939
Energy (1.2%)
1,000,000	United Refining Co.(c)	10.50%	02/28/18	1,050,000

Financial (25.5%)
866,000	Ally Financial, Inc.	8.00%	03/15/20	1,019,715
970,000	E*TRADE Financial Corp.	5.38%	11/15/22	994,250
2,500,000	General Electric Capital Corp., Series A(d)	7.13%	06/15/22	2,884,375
1,300,000	General Electric Capital Corp., Series B(d)	6.25%	12/15/22	1,421,875
1,015,000	Highmark, Inc.(a)	4.75%	05/15/21	1,039,969
1,000,000	Highmark, Inc.(a)	6.13%	05/15/41	983,225

SCHEDULE OF INVESTMENTS

$500,000	Hunt Cos., Inc.(a)	9.63%	03/01/21	$515,000
1,094,000	KeyCorp Capital II	6.88%	03/17/29	1,187,520
2,439,000	MBIA, Inc.(c)	6.63%	10/01/28	2,243,880
1,500,000	NTC Capital I, Series A, FRN(d)	0.80%	01/15/27	1,301,250
1,000,000	Prudential Financial, Inc.(d)	8.88%	06/15/68	1,170,000
2,000,000	Prudential Insurance Co. of America(a)	8.30%	07/01/25	2,662,934
1,000,000	StanCorp Financial Group, Inc., FRN(c) (d)	6.90%	06/01/67	930,000
2,000,000	State Street Capital Trust I, FRN(d)	0.83%	05/15/28	1,735,000
2,800,000	USB Realty Corp., FRN,(a) (d)	1.42%	01/15/17	2,558,500

				22,647,493
Industrials (4.0%)
230,000	ADT Corp.(c)	4.13%	04/15/19	233,450
1,260,000	Ingersoll-Rand Co.	6.39%	11/15/27	1,488,966
1,000,000	Masco Corp.	5.95%	03/15/22	1,122,500
700,000	Vulcan Materials Co.	4.50%	04/01/25	698,250

				3,543,166
Leisure and Consumer Staples (4.0%)
2,798,000	Altria Group, Inc.	9.25%	08/06/19	3,512,254

Technology (1.7%)
171,000	First Data Corp.	12.63%	01/15/21	197,505
1,278,000	Freescale Semiconductor, Inc.	10.75%	08/01/20	1,351,485

				1,548,990

Total Corporate Bonds (Cost $61,342,805)				59,735,580
U.S. Treasury Obligation (2.2%)
1,992,740	Treasury Inflation Protected Security	0.13%	07/15/24	1,943,388

Total U.S. Treasury Obligation (Cost $1,947,622)				1,943,388

Shares or Principal Amount				Value
Closed-End Mutual Funds (9.5%)
116,541	Alliance New York Municipal Income Fund, Inc.			1,638,567
79,296	Deutsche Global High Income Fund, Inc.			645,469
8,165	Diversified Real Asset Income Fund(c)			143,214
138,208	Federated Enhanced Treasury Income Fund			1,825,728
13,170	Firsthand Technology Value Fund, Inc.			169,366
5,000	Fort Dearborn Income Securities, Inc.(c)			69,000
63,293	LMP Real Estate Income Fund, Inc.			740,528

SCHEDULE OF INVESTMENTS

Shares or Principal Amount				Value
151,277	MFS InterMarket Income Trust I(c)			$1,275,265
63,430	Montgomery Street Income Securities, Inc.			1,039,618
5,201	Nuveen Mortgage Opportunity Term Fund			118,011
68,741	Western Asset/Claymore Inflation-Linked Securities & Income Fund			774,711

Total Closed-End Mutual Funds (Cost $8,753,581)				8,439,477
Preferred Stocks (8.2%)
Diversified Banks (3.1%)
23,588	GMAC Capital Trust I, Series 2(d)			612,816
88,030	RBS Capital Funding Trust V, Series E			2,132,967

				2,745,783
Life & Health Insurance (0.6%)
20,000	Protective Life Corp.			512,800

Office REIT’s (4.5%)
39,379	Digital Realty Trust, Inc., Series E(c)			1,006,527
60,339	Equity Commonwealth, Series E(c)			1,539,248
54,852	Gramercy Property Trust, Inc., Series B(c) (e)			1,453,578

				3,999,353

Total Preferred Stocks (Cost $7,193,723)				7,257,936
		Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (9.1%)
$500,346	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B3, CMO, VRN(a) (d) (e)	3.57%	10/25/43	490,384
1,404,546	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, CMO	5.50%	08/25/34	1,513,946
1,541,769	MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1, CMO(d)	6.62%	09/25/32	1,686,992
1,202,793	Sequoia Mortgage Trust, Inc., Series 2013-1, Class B2, CMO, FRN(d) (e)	3.65%	02/25/43	1,158,352
1,915,781	Sequoia Mortgage Trust, Inc., Series 2013-10, Class B2, CMO, VRN(a) (d) (e)	3.59%	08/25/43	1,799,964
1,482,038	Sequoia Mortgage Trust, Inc., Series 2014-4, Class B2, CMO, VRN(a) (d) (e)	3.90%	11/25/44	1,471,500

Total Collateralized Mortgage Obligations (Cost $8,251,496)				8,121,138

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (1.8%)
Energy (1.2%)
$1,000,000	BG Energy Capital PLC(a)	4.00%	10/15/21	$1,060,856

Industrials (0.6%)
500,000	Air Canada(a)	8.75%	04/01/20	552,500

Total Foreign Corporate Bonds (Cost $1,630,557)				1,613,356

Shares or Principal Amount				Value
Collateral for Securities on Loan (1.6%)
1,459,729	State Street Navigator Prime Portfolio, 0.18%			1,459,729

Total Collateral for Securities on Loan (Cost $1,459,729)				1,459,729
Short-Term Investments (1.3%)
$1,114,535	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15			1,114,535

Total Short-Term Investments (Cost $1,114,535)				1,114,535
Total Investments 101.0% (Cost $91,694,048)				89,685,139
Liabilities Less Other Assets (1.0)%				(865,495)

Net Assets 100.0%				$88,819,644

The accompanying notes are an integral part of the schedule of investments.

(a)

144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of June 30, 2015.
(c)	All or a portion of the security was on loan as of June 30, 2015.
(d)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(e)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2015 was $6,373,778, which represent 7.2% of the Fund’s Net Assets.
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
VRN	Variable Rate Note

SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

June 30, 2015 (unaudited)

Aaa	2.2%
A2	1.2%
A3	9.4%
A-	1.9%*
Baa1	10.5%
Baa2	9.0%
Baa3	6.3%
Ba1	12.6%
Ba2	7.0%
Ba3	0.8%
B1	1.2%
B2	6.6%
B3	2.5%
Caa1	3.1%
NR	6.1%

80.4%

*	Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Security Trust 2005-1, CMO as of June 30, 2015.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (80.6%)
Asset Management & Custody Banks (8.9%)
59,200	Ares Capital Corp.	$974,432
32,600	Arlington Asset Investment Corp.(a)	637,656
18,700	Invesco, Ltd.	701,063
30,800	Main Street Capital Corp.(a)	982,828
28,700	Triangle Capital Corp.(a)	672,728

		3,968,707
Automobile Manufacturers (3.1%)
56,400	Ford Motor Co.	846,564
15,600	General Motors Co.	519,948

		1,366,512
Computer & Electronics Retail (2.0%)
20,900	GameStop Corp., Class A(a)	897,864

Computer Storage & Peripherals (1.6%)
9,000	Western Digital Corp.	705,780

Construction & Farm Machinery & Heavy Trucks (1.8%)
6,100	Cummins, Inc.	800,259

Diversified Banks (2.5%)
16,300	JPMorgan Chase & Co.	1,104,488

Electric Utilities (5.4%)
23,000	ALLETE, Inc.	1,066,970
16,600	Exelon Corp.	521,572
34,000	Great Plains Energy, Inc.	821,440

		2,409,982
Electronic Equipment & Instruments (2.3%)
84,800	Daktronics, Inc.	1,005,728

Gas Utilities (1.8%)
14,000	National Fuel Gas Co.	824,460

SCHEDULE OF INVESTMENTS

Health Care REITs (3.0%)
20,800	HCP, Inc., REIT	$758,576
9,100	Ventas, Inc., REIT	565,019

		1,323,595
Housewares & Specialties (1.9%)
13,200	Tupperware Brands Corp.	851,928

Insurance Brokers (2.1%)
19,800	Arthur J Gallagher & Co.	936,540

Integrated Telecommunication Services (5.2%)
23,300	BCE, Inc.	990,250
58,200	Spark New Zealand Ltd., ADR	547,953
17,300	Verizon Communications, Inc.	806,353

		2,344,556
Life & Health Insurance (2.1%)
28,500	Sun Life Financial, Inc.	951,900

Multi-line Insurance (4.5%)
29,600	Horace Mann Educators Corp.	1,076,848
24,200	Kemper Corp.	932,910

		2,009,758
Multi-Utilities (5.3%)
17,900	Black Hills Corp.	781,335
24,800	CMS Energy Corp.	789,632
10,700	DTE Energy Co.	798,648

		2,369,615
Oil & Gas Equipment & Services (1.6%)
13,600	Bristow Group, Inc.	724,880

Oil & Gas Exploration & Production (1.7%)
67,600	Encana Corp.	744,952

Packaged Foods & Meats (2.0%)
31,900	B&G Foods, Inc.	910,107

Paper Packaging (1.3%)
9,500	Packaging Corp. of America	593,655

Paper Products (1.8%)
17,200	International Paper Co.	818,548

SCHEDULE OF INVESTMENTS

Pharmaceuticals (2.3%)
15,100	AbbVie, Inc.			$1,014,569

Regional Banks (5.9%)
50,100	Fifth Third Bancorp			1,043,082
72,100	First Commonwealth Financial Corp.			691,439
23,200	Webster Financial Corp.			917,560

				2,652,081
Residential REIT’s (1.2%)
7,300	Camden Property Trust, REIT			542,244

Semiconductor Equipment (2.0%)
45,800	Applied Materials, Inc.			880,276

Semiconductors (1.7%)
14,600	Texas Instruments, Inc.			752,046

Soft Drinks (1.7%)
10,200	Dr. Pepper Snapple Group, Inc.			743,580

Tobacco (1.9%)
17,400	Altria Group, Inc.			851,034

Trading Companies & Distributors (2.0%)
21,600	Fastenal Co.(a)			911,088

Total Common Stocks (Cost $36,399,897)				36,010,732

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (10.2%)
Basic Materials (0.9%)
$400,000	Alcoa, Inc.	5.13%	10/01/24	405,000

Consumer, Non-cyclical (4.5%)
750,000	Darden Restaurants, Inc.	7.05%	10/15/37	911,544
1,000,000	HJ Heinz Co.(b)	4.88%	02/15/25	1,088,750

				2,000,294
Energy (2.9%)
500,000	California Resources Corp.(a)	6.00%	11/15/24	430,000
500,000	Chesapeake Energy Corp.(a)	5.75%	03/15/23	452,500
500,000	Denbury Resources, Inc.	4.63%	07/15/23	420,000

				1,302,500

SCHEDULE OF INVESTMENTS

Financial (1.9%)
$270,000	Hunt Cos., Inc.(b)	9.63%	03/01/21	$278,100
500,000	Ironshore Holdings US, Inc.(b)	8.50%	05/15/20	588,039

				866,139

Total Corporate Bonds (Cost $4,629,124)				4,573,933

Shares or Principal Amount				Value
Preferred Stocks (4.9%)
Consumer Finance (1.1%)
19,600	Discover Financial Services, Series B			499,212

Diversified Banks (1.9%)
35,314	RBS Capital Funding Trust V, Series E			855,658

Industrial Machinery (1.9%)
33,300	Stanley Black & Decker, Inc.(a)			826,173

Total Preferred Stocks (Cost $2,177,334)				2,181,043
Convertible Preferred Stock (1.9%)
Diversified Banks (1.9%)
700	Wells Fargo & Co., Series L			822,500

Total Convertible Preferred Stocks (Cost $828,278)				822,500
Collateral for Securities on Loan (11.3%)
5,059,706	State Street Navigator Prime Portfolio, 0.18%			5,059,706

Total Collateral for Securities on Loan (Cost $5,059,706)				5,059,706
Short-Term Investments (3.7%)
$1,658,270	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15			1,658,270

Total Short-Term Investments (Cost $1,658,270)				1,658,270
Total Investments 112.6% (Cost $50,752,609)				50,306,184
Liabilities Less Other Assets (12.6)%				(5,625,848)

Net Assets 100.0%				$44,680,336

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2015.
(b)

144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

June 30, 2015 (unaudited)

Financial	35.1%
Utilities	12.5%
Information Technology	7.6%
Consumer Discretionary	7.0%
Industrials	5.7%
Leisure and Consumer Staples	5.6%
Telecommunication	5.2%
Energy	3.3%
Materials	3.1%
Health Care	2.3%

87.4%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

June 30, 2015 (unaudited)

Asset Management & Custody Banks	8.9%
Diversified Banks	6.3%
Regional Banks	5.9%
Electric Utilities	5.4%
Multi-Utilities	5.3%
Integrated Telecommunication Services	5.2%
Multi-line Insurance	4.5%
Automobile Manufacturers	3.1%
Health Care REITs	3.0%
Electronic Equipment & Instruments	2.3%
Pharmaceuticals	2.3%
Insurance Brokers	2.1%
Life & Health Insurance	2.1%
Computer & Electronics Retail	2.0%
Packaged Foods & Meats	2.0%
Semiconductor Equipment	2.0%
Trading Companies & Distributors	2.0%
Housewares & Specialties	1.9%
Industrial Machinery	1.9%
Tobacco	1.9%
Construction & Farm Machinery & Heavy Trucks	1.8%
Gas Utilities	1.8%
Paper Products	1.8%
Oil & Gas Exploration & Production	1.7%
Semiconductors	1.7%
Soft Drinks	1.7%
Computer Storage & Peripherals	1.6%
Oil & Gas Equipment & Services	1.6%
Paper Packaging	1.3%
Residential REIT’s	1.2%
Consumer Finance	1.1%

87.4%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

ICON FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.0%)
Asset Management & Custody Banks (2.5%)
94,900	Janus Capital Group, Inc.	$1,624,688

Auto Parts & Equipment (1.5%)
16,900	BorgWarner, Inc.	960,596

Automobile Manufacturers (3.2%)
36,000	Thor Industries, Inc.	2,026,080

Biotechnology (13.2%)
7,600	Alexion Pharmaceuticals, Inc.†	1,373,852
7,200	Biogen, Inc.†	2,908,368
35,900	Celgene Corp.†	4,154,887

		8,437,107
Broadcasting (3.6%)
41,500	CBS Corp., Class B	2,303,250

Construction Materials (2.5%)
11,100	Martin Marietta Materials, Inc.	1,570,761

Consumer Finance (3.4%)
50,800	Encore Capital Group, Inc.† (a)	2,171,192

Diversified Banks (5.1%)
190,600	Bank of America Corp.	3,244,012

Electronic Components (2.8%)
27,300	Rogers Corp.†	1,805,622

Health Care Distributors (3.3%)
9,300	McKesson Corp.	2,090,733

Home Furnishings (5.0%)
16,800	Mohawk Industries, Inc.†	3,207,120

Home Improvement Retail (5.2%)
30,000	Home Depot, Inc.	3,333,900

Hotels, Resorts & Cruise Lines (2.4%)
18,700	Wyndham Worldwide Corp.	1,531,717

SCHEDULE OF INVESTMENTS

Leisure Products (3.3%)
14,400	Polaris Industries, Inc.	$2,132,784

Life & Health Insurance (2.6%)
91,700	CNO Financial Group, Inc.	1,682,695

Movies & Entertainment (2.6%)
26,100	Viacom, Inc., Class B	1,687,104

Multi-line Insurance (3.4%)
55,800	Kemper Corp.	2,151,090

Pharmaceuticals (4.2%)
15,300	Jazz Pharmaceuticals PLC†	2,693,871

Railroads (4.2%)
42,800	CSX Corp.	1,397,420
13,600	Union Pacific Corp.	1,297,032

		2,694,452
Real Estate Services (2.7%)
46,500	CBRE Group, Inc., Class A†	1,720,500

Regional Banks (9.0%)
63,900	Fifth Third Bancorp	1,330,398
183,700	First Commonwealth Financial Corp.	1,761,683
18,300	Signature Bank†	2,678,937

		5,771,018
Semiconductor Equipment (2.8%)
93,400	Applied Materials, Inc.	1,795,148

Semiconductors (4.8%)
29,500	Skyworks Solutions, Inc.	3,070,950

Specialty Chemicals (4.7%)
24,800	Ashland, Inc.	3,023,120

Total Common Stocks (Cost $54,811,570)		62,729,510
Collateral for Securities on Loan (3.5%)
2,209,800	State Street Navigator Prime Portfolio, 0.18%	2,209,800

Total Collateral for Securities on Loan (Cost $2,209,800)		2,209,800

SCHEDULE OF INVESTMENTS

Total Investments 101.5% (Cost $57,021,370)	$64,939,310
Liabilities Less Other Assets (1.5)%	(935,000)

Net Assets 100.0%	$64,004,310

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.

SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

June 30, 2015 (unaudited)

Financial	28.7%
Consumer Discretionary	26.8%
Health Care	20.7%
Information Technology	10.4%
Materials	7.2%
Industrials	4.2%

98.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

June 30, 2015 (unaudited)

Biotechnology	13.2%
Regional Banks	9.0%
Home Improvement Retail	5.2%
Diversified Banks	5.1%
Home Furnishings	5.0%
Semiconductors	4.8%
Specialty Chemicals	4.7%
Pharmaceuticals	4.2%
Railroads	4.2%
Broadcasting	3.6%
Consumer Finance	3.4%
Multi-line Insurance	3.4%
Health Care Distributors	3.3%
Leisure Products	3.3%
Automobile Manufacturers	3.2%
Electronic Components	2.8%
Semiconductor Equipment	2.8%
Real Estate Services	2.7%
Life & Health Insurance	2.6%
Movies & Entertainment	2.6%
Asset Management & Custody Banks	2.5%
Construction Materials	2.5%
Hotels, Resorts & Cruise Lines	2.4%
Auto Parts & Equipment	1.5%

98.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (75.0%)
Communications (26.4%)
$25,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	6.38%	09/15/20	$24,831
23,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	5.13%	12/15/21	20,887
40,000	Cincinnati Bell, Inc.	8.38%	10/15/20	42,100
40,000	EarthLink Holdings Corp.	7.38%	06/01/20	41,600
30,000	Goodman Networks, Inc.	12.13%	07/01/18	24,900
45,000	Level 3 Financing, Inc.	8.63%	07/15/20	48,091
25,000	Sprint Communications, Inc.	6.00%	11/15/22	22,844
30,000	T-Mobile USA, Inc.	6.63%	11/15/20	31,200

				256,453
Consumer, Non-cyclical (21.0%)
18,000	Brightstar Corp.(a)	7.25%	08/01/18	19,035
45,000	HJ Heinz Co.(a)	4.88%	02/15/25	48,994
18,000	inVentiv Health, Inc.(a)	9.00%	01/15/18	18,765
40,000	Marina District Finance Co., Inc.	9.88%	08/15/18	41,100
25,000	Pinnacle Entertainment, Inc.	7.50%	04/15/21	26,469
47,000	Prospect Medical Holdings, Inc.(a)	8.38%	05/01/19	50,003

				204,366
Energy (4.1%)
38,000	United Refining Co.	10.50%	02/28/18	39,900

Financial (12.2%)
40,000	Ally Financial, Inc.	8.00%	03/15/20	47,100
40,000	E*TRADE Financial Corp.	5.38%	11/15/22	41,000
30,000	Hunt Cos., Inc.(a)	9.63%	03/01/21	30,900

				119,000
Industrials (5.9%)
35,000	ADT Corp.	4.13%	04/15/19	35,525

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$20,000	Case New Holland, Inc.	7.88%	12/01/17	$21,900

				57,425
Technology (5.4%)
45,000	First Data Corp.	12.63%	01/15/21	51,975

Total Corporate Bonds (Cost $744,879)				729,119
Foreign Corporate Bonds (6.4%)
Communications (1.9%)
18,000	Intelsat Jackson Holdings S.A.	7.25%	04/01/19	18,270

Industrials (4.5%)
40,000	Air Canada(a)	8.75%	04/01/20	44,200

Total Foreign Corporate Bonds (Cost $62,862)				62,470

Shares or Principal Amount				Value
Closed-End Mutual Funds (5.3%)
3,200	Deutsche Global High Income Fund, Inc.			26,048
3,000	MFS InterMarket Income Trust I			25,290

Total Closed-End Mutual Funds (Cost $51,824)				51,338
Preferred Stocks (7.7%)
Diversified Banks (4.2%)
1,673	RBS Capital Funding Trust V, Series E			40,537

Investment Banking & Brokerage (2.6%)
1,000	Oxford Lane Capital Corp., Series 2017			25,110

Office REIT’s (0.9%)
352	Equity Commonwealth, Series E			8,979

Total Preferred Stocks (Cost $75,246)				74,626
Exchange Traded Fund (2.8%)
300	iShares iBoxx High Yield Corporate Bond Fund			26,640

Total Exchange Traded Funds (Cost $26,633)				26,640

SCHEDULE OF INVESTMENTS

Total Investments 97.2% (Cost $961,444)	$944,193
Other Assets Less Liabilities 2.8%	27,658

Net Assets 100.0%	$971,851

The accompanying notes are an integral part of the schedule of investments.

(a)

144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

SCHEDULE OF INVESTMENTS

ICON High Yield Bond Fund

Credit Diversification

June 30, 2015 (unaudited)

Baa2	5.0%
Ba1	4.2%
Ba2	7.9%
Ba3	7.5%
B1	4.8%
B2	25.0%
B3	15.8%
Caa1	8.0%
NR	3.2%

81.4%

Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.3%)
Asset Management & Custody Banks (2.8%)
61,800	Janus Capital Group, Inc.	$1,058,016

Automobile Manufacturers (2.5%)
17,000	Thor Industries, Inc.(x)	956,760

Biotechnology (15.1%)
3,700	Alexion Pharmaceuticals, Inc.†	668,849
3,100	Biogen, Inc.†	1,252,214
13,500	Celgene Corp.†	1,562,423
21,900	Ligand Pharmaceuticals, Inc.† (a)	2,209,710

		5,693,196
Broadcasting (3.1%)
20,900	CBS Corp., Class B	1,159,950

Construction Materials (1.2%)
3,300	Martin Marietta Materials, Inc.	466,983

Consumer Finance (3.3%)
29,400	Encore Capital Group, Inc.† (a)	1,256,556

Data Processing & Outsourced Services (3.1%)
12,300	Mastercard, Inc., Class A(x)	1,149,804

Diversified Banks (4.9%)
107,100	Bank of America Corp.	1,822,842

Electronic Components (3.5%)
19,700	Rogers Corp.†	1,302,958

Electronic Manufacturing Services (3.3%)
44,700	Methode Electronics, Inc.	1,227,015

Health Care Distributors (3.6%)
6,000	McKesson Corp.	1,348,860

Home Furnishings (4.1%)
8,100	Mohawk Industries, Inc.†	1,546,290

SCHEDULE OF INVESTMENTS

Home Improvement Retail (3.8%)
12,800	Home Depot, Inc.	$1,422,464

Hotels, Resorts & Cruise Lines (2.5%)
11,500	Wyndham Worldwide Corp.	941,965

Housewares & Specialties (2.8%)
20,000	Jarden Corp.†	1,035,000

IT Consulting & Other Services (3.4%)
20,600	Cognizant Technology Solutions Corp., Class A†(x)	1,258,454

Leisure Products (2.8%)
7,200	Polaris Industries, Inc.	1,066,392

Life & Health Insurance (2.8%)
56,300	CNO Financial Group, Inc.	1,033,105

Multi-line Insurance (3.2%)
31,200	Kemper Corp.	1,202,760

Pharmaceuticals (3.9%)
8,400	Jazz Pharmaceuticals PLC†	1,478,988

Railroads (3.4%)
20,400	CSX Corp.	666,060
7,200	Norfolk Southern Corp. (x)	628,992

		1,295,052
Real Estate Services (2.1%)
21,800	CBRE Group, Inc., Class A†	806,600

Regional Banks (7.0%)
112,800	First Commonwealth Financial Corp.	1,081,752
10,600	Signature Bank†	1,551,734

		2,633,486
Semiconductor Equipment (2.6%)
51,100	Applied Materials, Inc.	982,142

Semiconductors (4.4%)
15,700	Skyworks Solutions, Inc.	1,634,370

Specialty Chemicals (4.1%)
12,600	Ashland, Inc.	1,535,940

Total Common Stocks (Cost $31,406,563)		37,315,948

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (7.6%)
2,869,565	State Street Navigator Prime Portfolio, 0.18%	$2,869,565

Total Collateral for Securities on Loan (Cost $2,869,565)		2,869,565
Short-Term Investments (0.3%)
$100,648	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15	100,648

Total Short-Term Investments (Cost $100,648)		100,648
Total Investments 107.2% (Cost $34,376,776)		40,286,161
Liabilities Less Other Assets (7.2)%		(2,697,833)

Net Assets 100.0%		$37,588,328

The accompanying notes are an integral part of the schedule of investments.

x	All or a portion of the security is pledged as collateral for securities sold short.
†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.

SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

JUNE 30, 2015 (UNAUDITED)

Shares	Short Security	Value
Integrated Telecommunication Services ((2.3)%)
225,000	Cincinnati Bell, Inc.†	$859,500

Total Securities Sold Short (Proceeds $803,622)		$859,500

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

June 30, 2015 (unaudited)

Financial	26.1%
Health Care	22.6%
Consumer Discretionary	21.6%
Information Technology	20.3%
Materials	5.3%
Industrials	3.4%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

June 30, 2015 (unaudited)

Biotechnology	15.1%
Regional Banks	7.0%
Diversified Banks	4.9%
Semiconductors	4.4%
Home Furnishings	4.1%
Specialty Chemicals	4.1%
Pharmaceuticals	3.9%
Home Improvement Retail	3.8%
Health Care Distributors	3.6%
Electronic Components	3.5%
IT Consulting & Other Services	3.4%
Railroads	3.4%
Consumer Finance	3.3%
Electronic Manufacturing Services	3.3%
Multi-line Insurance	3.2%
Broadcasting	3.1%
Data Processing & Outsourced Services	3.1%
Asset Management & Custody Banks	2.8%
Housewares & Specialties	2.8%
Leisure Products	2.8%
Life & Health Insurance	2.8%
Semiconductor Equipment	2.6%
Automobile Manufacturers	2.5%
Hotels, Resorts & Cruise Lines	2.5%
Real Estate Services	2.1%
Construction Materials	1.2%

99.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.7%)
Aerospace & Defense (3.2%)
5,449	Curtiss-Wright Corp.	$394,726

Asset Management & Custody Banks (3.2%)
23,000	Janus Capital Group, Inc.	393,760

Auto Parts & Equipment (1.9%)
4,800	Dorman Products, Inc.†	228,768

Automobile Manufacturers (4.3%)
9,401	Thor Industries, Inc.	529,088

Biotechnology (5.6%)
6,831	Ligand Pharmaceuticals, Inc.†	689,248

Construction & Farm Machinery & Heavy Trucks (3.9%)
36,600	Meritor, Inc.†	480,192

Consumer Finance (6.5%)
10,773	Encore Capital Group, Inc.†	460,438
5,453	PRA Group, Inc.†	339,776

		800,214
Data Processing & Outsourced Services (1.5%)
4,400	Total System Services, Inc.	183,788

Electronic Components (2.2%)
4,160	Rogers Corp.†	275,142

Electronic Equipment & Instruments (9.4%)
6,294	Coherent, Inc.†	399,543
30,300	Daktronics, Inc.	359,358
4,665	FEI Co.	386,869

		1,145,770
Health Care Facilities (4.1%)
6,400	Acadia Healthcare Co., Inc.†	501,312

Health Care Supplies (2.4%)
4,600	Align Technology, Inc.†	288,466

SCHEDULE OF INVESTMENTS

Homefurnishing Retail (2.1%)
11,900	Haverty Furniture Cos., Inc.	$257,278

Industrial Machinery (1.0%)
2,100	Crane Co.	123,333

Insurance Brokers (2.1%)
7,700	Brown & Brown, Inc.	253,022

Internet Retail (3.9%)
19,100	Nutrisystem, Inc.	475,208

Internet Software & Services (3.2%)
5,714	j2 Global, Inc.	388,209

Leisure Products (2.5%)
6,000	Brunswick Corp.	305,160

Life & Health Insurance (2.2%)
14,500	CNO Financial Group, Inc.	266,075

Life Sciences Tools & Services (5.3%)
14,800	Cambrex Corp.†	650,312

Multi-line Insurance (4.8%)
5,700	Horace Mann Educators Corp.	207,366
10,000	Kemper Corp.	385,500

		592,866
Packaged Foods & Meats (2.4%)
20,100	Landec Corp.†	290,043

Paper Packaging (3.3%)
6,600	Avery Dennison Corp.	402,204

Pharmaceuticals (5.3%)
5,425	Lannett Co., Inc.†	322,462
19,500	Sucampo Pharmaceuticals, Inc., Class A†	320,385

		642,847
Regional Banks (2.1%)
6,600	Webster Financial Corp.	261,030

Restaurants (3.7%)
2,867	Buffalo Wild Wings, Inc.†	449,230

Semiconductor Equipment (3.3%)
20,992	Teradyne, Inc.	404,936

SCHEDULE OF INVESTMENTS

Semiconductors (2.4%)
8,500	Microsemi Corp.†	$297,075

Technology Hardware, Storage & Peripherals (1.9%)
6,800	Stratasys Ltd.†	237,524

Total Common Stocks (Cost $10,958,997)		12,206,826
Total Investments 99.7% (Cost $10,958,997)		12,206,826
Other Assets Less Liabilities 0.3%		35,643

Net Assets 100.0%		$12,242,469

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Sector Composition

June 30, 2015 (unaudited)

Information Technology	23.9%
Health Care	22.7%
Financial	20.9%
Consumer Discretionary	18.4%
Industrials	8.1%
Materials	3.3%
Leisure and Consumer Staples	2.4%

99.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

June 30, 2015 (unaudited)

Electronic Equipment & Instruments	9.4%
Consumer Finance	6.5%
Biotechnology	5.6%
Life Sciences Tools & Services	5.3%
Pharmaceuticals	5.3%
Multi-line Insurance	4.8%
Automobile Manufacturers	4.3%
Health Care Facilities	4.1%
Construction & Farm Machinery & Heavy Trucks	3.9%
Internet Retail	3.9%
Restaurants	3.7%
Paper Packaging	3.3%
Semiconductor Equipment	3.3%
Aerospace & Defense	3.2%
Asset Management & Custody Banks	3.2%
Internet Software & Services	3.2%
Leisure Products	2.5%
Health Care Supplies	2.4%
Packaged Foods & Meats	2.4%
Semiconductors	2.4%
Electronic Components	2.2%
Life & Health Insurance	2.2%
Homefurnishing Retail	2.1%
Insurance Brokers	2.1%
Regional Banks	2.1%
Auto Parts & Equipment	1.9%
Technology Hardware, Storage & Peripherals	1.9%
Data Processing & Outsourced Services	1.5%
Industrial Machinery	1.0%

99.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (51.1%)
Aerospace & Defense (2.0%)
2,973	Curtiss-Wright Corp.	$215,364
2,000	General Dynamics Corp.	283,380
1,100	Precision Castparts Corp.	219,857

		718,601
Airlines (2.1%)
19,000	Delta Air Lines, Inc.(x)	780,520

Asset Management & Custody Banks (1.2%)
7,600	Invesco, Ltd.	284,924
3,500	Waddell & Reed Financial, Inc., Class A	165,585

		450,509
Auto Parts & Equipment (1.6%)
4,600	BorgWarner, Inc.	261,464
2,200	Delphi Automotive PLC	187,198
2,500	Gentherm, Inc.†	137,275

		585,937
Automotive Retail (1.1%)
2,500	Advance Auto Parts, Inc.	398,225

Biotechnology (1.8%)
1,000	Biogen, Inc.†	403,940
2,200	Gilead Sciences, Inc.	257,576

		661,516
Broadcasting (0.9%)
6,200	CBS Corp., Class B	344,100

Cable & Satellite (0.2%)
1,300	Comcast Corp., Class A	78,182

Commodity Chemicals (0.4%)
2,428	Methanex Corp. (x)	135,142

SCHEDULE OF INVESTMENTS

Construction Materials (0.9%)
4,500	Eagle Materials, Inc.	$343,485

Consumer Finance (2.3%)
7,900	Discover Financial Services(x)	455,198
8,900	Encore Capital Group, Inc.† (a)	380,386

		835,584
Data Processing & Outsourced Services (2.6%)
1,500	DST Systems, Inc.	188,970
5,000	Mastercard, Inc., Class A(x)	467,400
4,400	Visa, Inc., Class A	295,460

		951,830
Diversified Banks (1.5%)
22,000	Bank of America Corp.	374,440
3,000	Wells Fargo & Co.	168,720

		543,160
Electric Utilities (0.4%)
3,000	ALLETE, Inc.	139,170

Electronic Manufacturing Services (0.5%)
2,293	IPG Photonics Corp.†	195,306

Fertilizers & Agricultural Chemicals (0.7%)
2,500	Monsanto Co.	266,475

Gas Utilities (0.8%)
3,000	Atmos Energy Corp.	153,840
2,600	Laclede Group, Inc.	135,356

		289,196
Health Care Distributors (1.8%)
3,000	McKesson Corp. (x)	674,430

Home Improvement Retail (0.5%)
1,500	Home Depot, Inc. (x)	166,695

Hotels, Resorts & Cruise Lines (0.5%)
2,500	Royal Caribbean Cruises Ltd.	196,725

Housewares & Specialties (0.7%)
5,000	Jarden Corp.†	258,750

Insurance Brokers (0.5%)
3,500	Arthur J Gallagher & Co.	165,550

SCHEDULE OF INVESTMENTS

Internet Software & Services (2.1%)
6,000	Facebook, Inc., Class A†(x)	$514,590
501	Google, Inc., Class C†	260,776

		775,366
IT Consulting & Other Services (0.4%)
1,700	Accenture PLC, Class A	164,526

Life & Health Insurance (0.5%)
4,975	Sun Life Financial, Inc.	166,165

Movies & Entertainment (0.8%)
2,500	Walt Disney Co.	285,350

Multi-Utilities (1.0%)
4,000	Ameren Corp.	150,720
6,200	CMS Energy Corp.	197,408

		348,128
Oil & Gas Equipment & Services (0.4%)
1,800	Schlumberger, Ltd.	155,142

Oil & Gas Exploration & Production (0.3%)
1,500	EQT Corp. (x)	122,010

Oil & Gas Refining & Marketing (0.5%)
3,000	Valero Energy Corp.	187,800

Packaged Foods & Meats (0.8%)
7,000	Tyson Foods, Inc., Class A	298,410

Paper Products (0.3%)
2,000	Clearwater Paper Corp.†	114,600

Pharmaceuticals (4.5%)
5,000	AbbVie, Inc.	335,950
2,100	Allergan PLC†	637,266
2,000	Jazz Pharmaceuticals PLC†	352,140
3,500	Johnson & Johnson	341,110

		1,666,466
Railroads (1.4%)
1,900	Genesee & Wyoming, Inc., Class A†	144,742
3,800	Union Pacific Corp. (x)	362,406

		507,148

SCHEDULE OF INVESTMENTS

Real Estate Services (2.8%)
14,000	CBRE Group, Inc., Class A†	$518,000
3,000	Jones Lang LaSalle, Inc.	513,000

		1,031,000
Regional Banks (3.7%)
4,300	Signature Bank†(x)	629,477
5,000	SVB Financial Group†	719,900

		1,349,377
Restaurants (1.6%)
800	Chipotle Mexican Grill, Inc.†	483,992
1,600	Starbucks Corp.	85,784

		569,776
Semiconductor Equipment (1.2%)
23,000	Applied Materials, Inc.	442,060

Semiconductors (0.3%)
1,100	Synaptics, Inc.†	95,409

Specialty Chemicals (1.0%)
3,000	Ashland, Inc.	365,700

Technology Hardware, Storage & Peripherals (1.3%)
3,900	Apple, Inc.	489,158

Trucking (1.2%)
5,000	Ryder System, Inc.	436,850

Total Common Stocks (Cost $16,979,453)		18,749,529

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (25.1%)
Communications (2.8%)
$225,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(b)	6.38%	09/15/20	223,481
260,000	Cincinnati Bell, Inc.	8.38%	10/15/20	273,650
300,000	Clearwire Communications LLC / Clearwire Finance, Inc.(b)	14.75%	12/01/16	347,250
60,000	EarthLink Holdings Corp.	7.38%	06/01/20	62,400
150,000	Goodman Networks, Inc.(c)	12.13%	07/01/18	124,500

				1,031,281

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Consumer, Non-cyclical (6.2%)
$150,000	Brightstar Corp.(b)	7.25%	08/01/18	$158,625
200,000	Darden Restaurants, Inc.	7.05%	10/15/37	243,078
200,000	HJ Heinz Co.(b)	4.88%	02/15/25	217,750
300,000	Hospira, Inc.	5.80%	08/12/23	349,176
344,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	362,060
100,000	Marina District Finance Co., Inc.	9.88%	08/15/18	102,750
500,000	Omnicare, Inc.	4.75%	12/01/22	530,000
300,000	Prospect Medical Holdings, Inc.(b)	8.38%	05/01/19	319,170

				2,282,609
Energy (0.4%)
150,000	United Refining Co.	10.50%	02/28/18	157,500

Financial (12.8%)
355,000	AIG Retirement	8.13%	04/28/23	445,015
150,000	Ally Financial, Inc.	8.00%	03/15/20	176,625
378,000	City National Corp.	5.25%	09/15/20	427,705
135,000	E*TRADE Financial Corp.	5.38%	11/15/22	138,375
200,000	General Electric Capital Corp., Series B(d)	6.25%	12/15/22	218,750
170,000	Highmark, Inc.(b)	4.75%	05/15/21	174,182
225,000	Highmark, Inc.(b)	6.13%	05/15/41	221,226
100,000	Hunt Cos., Inc.(b)	9.63%	03/01/21	103,000
100,000	ILFC E-Capital Trust II, FRN(b) (d)	6.25%	12/21/65	98,000
200,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(b)	5.88%	03/15/22	213,750
200,000	NTC Capital I, Series A, FRN(d)	0.80%	01/15/27	173,500
151,000	PNC Preferred Funding Trust II, FRN(b) (d)	1.51%	03/15/17	135,900
350,000	Prudential Financial, Inc.(d)	8.88%	06/15/68	409,500
500,000	Prudential Insurance Co. of America(b)	8.30%	07/01/25	665,733
465,000	StanCorp Financial Group, Inc., FRN(d)	6.90%	06/01/67	432,450
250,000	State Street Capital Trust I, FRN(d)	0.83%	05/15/28	216,875
200,000	Travelers Property Casualty Corp.	7.75%	04/15/26	263,431
200,000	USB Realty Corp., FRN(b) (d)	1.42%	01/15/17	182,750

				4,696,767
Industrials (1.6%)
150,000	Ingersoll-Rand Co.	6.39%	11/15/27	177,258
51,000	Ingersoll-Rand Co.	6.44%	11/15/27	61,056
250,000	Masco Corp.	5.95%	03/15/22	280,625

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$50,000	Vulcan Materials Co.	4.50%	04/01/25	$49,875

				568,814
Leisure and Consumer Staples (1.1%)
328,000	Altria Group, Inc.	9.25%	08/06/19	411,729

Technology (0.2%)
50,000	First Data Corp.	12.63%	01/15/21	57,750

Total Corporate Bonds (Cost $9,442,425)				9,206,450
U.S. Treasury Obligations (8.3%)
298,911	Treasury Inflation Protected Security	0.13%	07/15/24	291,508
201,932	Treasury Inflation Protected Security	0.13%	04/15/19	204,551
800,000	U.S. Treasury Note	2.25%	11/15/24	795,125
750,000	U.S. Treasury Note	1.88%	05/31/22	741,679
500,000	U.S. Treasury Note	2.13%	09/30/21	505,000
500,000	U.S. Treasury Note	1.00%	09/15/17	502,891

Total U.S. Treasury Obligations (Cost $3,028,657)				3,040,754
Collateralized Mortgage Obligations (2.9%)
200,138	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B3, CMO, VRN (b)(e)	3.57%	10/25/43	196,154
467,203	MASTR Seasoned Securitization Trust, Inc., Series 2005-1, Class 1A1, CMO	6.62%	09/25/32	511,210
185,045	Sequoia Mortgage Trust, Inc., Series 2013-1, Class B2, CMO, FRN(d)(e)	3.65%	02/25/43	178,208
191,578	Sequoia Mortgage Trust, Inc., Series 2013-10, Class B2, CMO, VRN (b)(e)	3.59%	08/25/43	179,996

Total Collateralized Mortgage Obligations (Cost $1,081,639)				1,065,568
Foreign Corporate Bonds (0.6%)
Energy (0.6%)
200,000	BG Energy Capital PLC(b)	4.00%	10/15/21	212,171

Total Foreign Corporate Bonds (Cost $215,928)				212,171

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Preferred Stocks (2.8%)
Diversified Banks (1.4%)
6,523	GMAC Capital Trust I, Series 2	$169,468
14,324	RBS Capital Funding Trust V, Series E	347,070

		516,538
Investment Banking & Brokerage (0.5%)
8,152	Oxford Lane Capital Corp., Series 2017	204,697

Office REIT’s (0.9%)
253	Digital Realty Trust, Inc., Series E	6,467
5,000	Equity Commonwealth, Series E	127,550
7,196	Gramercy Property Trust, Inc., Series B(e)	190,694

		324,711

Total Preferred Stocks (Cost $1,046,895)		1,045,946
Closed-End Mutual Funds (5.3%)
19,807	Alliance New York Municipal Income Fund, Inc.	278,486
3,048	BlackRock Enhanced Government Fund, Inc.	41,239
7,914	Delaware Investments Dividend & Income Fund, Inc.	78,349
28,359	Deutsche Global High Income Fund, Inc.	230,842
2,168	Diversified Real Asset Income Fund(a)	38,027
31,723	Federated Enhanced Treasury Income Fund	419,061
2,813	Firsthand Technology Value Fund, Inc.	36,175
5,599	Fort Dearborn Income Securities, Inc.	77,266
13,730	LMP Real Estate Income Fund, Inc.	160,641
27,650	MFS InterMarket Income Trust I(a)	233,090
6,293	Montgomery Street Income Securities, Inc.	103,142
4,568	Nuveen Mortgage Opportunity Term Fund	103,648
712	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,967
12,351	Western Asset/Claymore Inflation-Linked Securities & Income Fund	139,196

Total Closed-End Mutual Funds (Cost $2,021,082)		1,947,129
Exchange Traded Fund (1.1%)
2,000	SPDR S&P 500 ETF Trust(a)	411,700

Total Exchange Traded Funds (Cost $425,185)		411,700

SCHEDULE OF INVESTMENTS

Underlying Security/Expiration Date/Exercise Price		Contracts*	Value
Put Options Purchased (0.6%)
S+P 500 Index, September 2015, 1,950.00		15	$46,500
S+P 500 Index, September 2015, 2,000.00		45	191,250

Total Put Options Purchased (Cost $190,077)			237,750

Shares or Principal Amount			Value
Collateral for Securities on Loan (2.4%)
866,703	State Street Navigator Prime Portfolio, 0.18%		866,703

Total Collateral for Securities on Loan (Cost $866,703)			866,703
Short-Term Investments (2.3%)
$833,088	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/15		833,088

Total Short-Term Investments (Cost $833,088)			833,088
Total Investments 102.5% (Cost $36,131,132)			37,616,788
Liabilities Less Other Assets (2.5)%			(919,880)

Net Assets 100.0%			$36,696,908

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.
x	All or a portion of the security is pledged as collateral for call options written.
†	Non-income producing security.
(a)	All or a portion of the security was on loan as of June 30, 2015.
(b)

144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of June 30, 2015.
(d)	Floating Rate Security. Rate disclosed is as of June 30, 2015.
(e)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2015 was $745,052, which represent 2.0% of the Fund’s Net Assets.
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
VRN	Variable Rate Note

SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

JUNE 30, 2015 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 Index, August 2015, 2,175.00	10	$3,075

Total Options Written (Premiums received $11,987)		$3,075

*	All options have 100 shares per contract.

The accompanying notes are an integral part of the schedule of investments.

SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Sector Composition

June 30, 2015 (unaudited)

Financial	15.3%
Information Technology	8.4%
Health Care	8.1%
Consumer Discretionary	7.9%
Industrials	6.7%
Materials	3.3%
Utilities	2.2%
Energy	1.2%
Leisure and Consumer Staples	0.8%

53.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

June 30, 2015 (unaudited)

Pharmaceuticals	4.5%
Regional Banks	3.7%
Diversified Banks	2.9%
Real Estate Services	2.8%
Data Processing & Outsourced Services	2.6%
Consumer Finance	2.3%
Airlines	2.1%
Internet Software & Services	2.1%
Aerospace & Defense	2.0%
Biotechnology	1.8%
Health Care Distributors	1.8%
Auto Parts & Equipment	1.6%
Restaurants	1.6%
Railroads	1.4%
Technology Hardware, Storage & Peripherals	1.3%
Asset Management & Custody Banks	1.2%
Semiconductor Equipment	1.2%
Trucking	1.2%
Automotive Retail	1.1%
Multi-Utilities	1.0%
Specialty Chemicals	1.0%
Other Industries (each less than 1%)	12.7%

53.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Credit Diversification

June 30, 2015 (unaudited)

Aaa	8.3%
A2	1.3%
A3	4.5%
A-	1.4%*
Baa1	2.9%
Baa2	2.8%
Baa3	3.9%
Ba1	3.0%
Ba2	2.6%
Ba3	0.3%
B1	0.7%
B2	1.6%
B3	1.3%
Caa1	0.5%
NR	1.8%

36.9%

*	Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Security Trust 2005-1, CMO as of June 30, 2015.

Percentages are based upon U.S. Treasury obligations, collateralized mortgage obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 18 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON High Yield Bond Fund (“High Yield Bond Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) and ICON Opportunities Fund (“Opportunities Fund”).

All Funds, except the Opportunities Fund and the High Yield Bond Fund, offer three classes of shares: Class S, Class C, and Class A. The Opportunities Fund and the High Yield Bond Fund are single-class funds. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. The ICON High Yield Bond Fund primarily invests in high-yield bonds. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds are also less liquid (more difficult to sell) than equities and higher credit bonds. These illiquid securities are harder to sell; or value, especially in changing markets, such as now with rising interest rates. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S.

dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of June 30, 2015, the ICON Fund, Equity Income Fund and Long/Short Fund have significant weight in the Financial sector, the ICON Fund has significant weight in the Consumer Discretionary sector, the ICON Healthcare Fund has a significant weighting in the Pharmaceuticals industry, the ICON Industrials Fund has a significant weighting in the Aerospace & Defense industry and ICON Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2015:

	Level 1	Level 2	Level 3	Total

ICON Consumer Discretionary Fund*
Assets
Common Stocks	$48,171,219	$—	$—	$48,171,219
Collateral for Securities on Loan	—	1,301,725	—	1,301,725
Short-Term Investments	—	7,070,366	—	7,070,366

Total	$48,171,219	$8,372,091	$—	$56,543,310

ICON Consumer Staples Fund*
Assets
Common Stocks	$11,992,335	$—	$—	$11,992,335
Short-Term Investments	—	865,840	—	865,840

Total	$11,992,335	$865,840	$—	$12,858,175

ICON Energy Fund*
Assets
Common Stocks	$413,031,469	$—	$—	$413,031,469
Collateral for Securities on Loan	—	11,485,500	—	11,485,500
Short-Term Investments	—	14,752,772	—	14,752,772

Total	$413,031,469	$26,238,272	$—	$439,269,741

ICON Financial Fund*
Assets
Common Stocks	$56,394,517	$—	$—	$56,394,517
Collateral for Securities on Loan	—	3,966,350	—	3,966,350
Short-Term Investments	—	940,976	—	940,976

Total	$56,394,517	$4,907,326	$—	$61,301,843

ICON Healthcare Fund*
Assets
Common Stocks	$149,343,763	$—	$—	$149,343,763
Collateral for Securities on Loan	—	1,161,720	—	1,161,720
Short-Term Investments	—	8,912,450	—	8,912,450

Total	$149,343,763	$10,074,170	$—	$159,417,933

ICON Industrials Fund*
Assets
Common Stocks	$17,113,953	$—	$—	$17,113,953
Collateral for Securities on Loan	—	506,025	—	506,025
Short-Term Investments	—	558,203	—	558,203

Total	$17,113,953	$1,064,228	$—	$18,178,181

ICON Information Technology Fund*
Assets
Common Stocks	$52,026,073	$—	$—	$52,026,073
Collateral for Securities on Loan	—	551,300	—	551,300
Short-Term Investments	—	3,596,198	—	3,596,198

Total	$52,026,073	$4,147,498	$—	$56,173,571

ICON Materials Fund*
Assets
Common Stocks	$78,858,004	$—	$—	$78,858,004
Short-Term Investments	—	7,523,659	—	7,523,659

Total	$78,858,004	$7,523,659	$—	$86,381,663

ICON Utilities Fund*
Assets
Common Stocks	$16,750,142	$—	$—	$16,750,142

Total	$16,750,142	$—	$—	$16,750,142

ICON Emerging Markets Fund*
Assets
Common Stocks
India	$—	$2,969,287	$—	$2,969,287
South Korea	126,944	2,265,850	—	2,392,794
China	—	1,289,744	—	1,289,744
Hong Kong	—	1,036,232	—	1,036,232
South Africa	—	878,499	—	878,499
Thailand	—	866,048	—	866,048
Other Countries	956,212	1,212,985	—	2,169,197
Preferred Stock	137,580	—	—	137,580
Short-Term Investments	—	1,371,946	—	1,371,946

Total	$1,220,736	$11,890,591	$—	$13,111,327

ICON International Equity Fund*
Assets
Common Stocks
Germany	$768,092	$16,815,139	$—	$17,583,231
India	—	9,479,373	—	9,479,373
Japan	—	8,510,815	—	8,510,815
United Kingdom	411,341	5,176,838	—	5,588,179
France	—	5,291,304	—	5,291,304
Other Countries	5,346,105	24,107,993	—	29,454,098
Preferred Stock	—	657,006	—	657,006
Rights	28,947	—	—	28,947
Collateral for Securities on Loan	—	4,551,761	—	4,551,761
Short-Term Investments	—	5,153,649	—	5,153,649

Total	$6,554,485	$79,743,878	$—	$86,298,363

ICON Bond Fund*
Assets
Corporate Bonds	$—	$59,735,580	$—	$59,735,580
U.S. Treasury Obligations	—	1,943,388	—	1,943,388
Closed-End Mutual Funds	8,439,477	—	—	8,439,477
Collateralized Mortgage Obligations	—	8,121,138	—	8,121,138
Preferred Stocks	7,257,936	—	—	7,257,936
Foreign Corporate Bonds	—	1,613,356	—	1,613,356
Collateral for Securities on Loan	—	1,459,729	—	1,459,729
Short-Term Investments	—	1,114,535	—	1,114,535

Total	$15,697,413	$73,987,726	$—	$89,685,139

ICON Equity Income Fund*
Assets
Common Stocks	$36,010,732	$—	$—	$36,010,732
Corporate Bonds	—	4,573,933	—	4,573,933
Preferred Stocks	2,181,043	—	—	2,181,043
Convertible Preferred Stock	822,500	—	—	822,500
Collateral for Securities on Loan	—	5,059,706	—	5,059,706
Short-Term Investments	—	1,658,270	—	1,658,270

Total	$39,014,275	$11,291,909	$—	$50,306,184

ICON Fund*
Assets
Common Stocks	$62,729,510	$—	$—	$62,729,510
Collateral for Securities on Loan	—	2,209,800	—	2,209,800

Total	$62,729,510	$2,209,800	$—	$64,939,310

ICON High Yield Bond Fund*
Assets
Corporate Bonds	$—	$729,119	$—	$729,119
Closed-End Mutual Funds	51,338	—	—	51,338
Preferred Stocks	74,626	—	—	74,626
Foreign Corporate Bonds	—	62,470	—	62,470
Exchange Traded Fund	26,640	—	—	26,640

Total	$152,604	$791,589	$—	$944,193

ICON Long/Short Fund*
Assets
Common Stocks	$37,315,948	$—	$—	$37,315,948
Collateral for Securities on Loan	—	2,869,565	—	2,869,565
Short-Term Investments	—	100,648	—	100,648

Total	$37,315,948	$2,970,213	$—	$40,286,161

Liabilities
Securities Sold Short
Common Stock	$(859,500)	$—	$—	$(859,500)

Total	$(859,500)	$—	$—	$(859,500)

ICON Opportunities Fund*
Assets
Common Stocks	$12,206,826	$—	$—	$12,206,826

Total	$12,206,826	$—	$—	$12,206,826

ICON Risk-Managed Balanced Fund*
Assets
Common Stocks	$18,749,529	$—	$—	$18,749,529
Corporate Bonds	—	9,206,450	—	9,206,450
U.S. Treasury Obligations	—	3,040,754	—	3,040,754
Closed-End Mutual Funds	1,947,129	—	—	1,947,129
Collateralized Mortgage Obligations	—	1,065,568	—	1,065,568
Preferred Stocks	1,045,946	—	—	1,045,946
Foreign Corporate Bonds	—	212,171	—	212,171
Exchange Traded Fund	411,700	—	—	411,700
Put Options Purchased	237,750	—	—	237,750
Collateral for Securities on Loan	—	866,703	—	866,703
Short-Term Investments	—	833,088	—	833,088

Total	$22,392,054	$15,224,734	$—	$37,616,788

Liabilities
Written Call Options	$(3,075)	$—	$—	$(3,075)

Total	$(3,075)	$—	$—	$(3,075)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.

For the period ended June 30, 2015, ICON International Equity Fund had transfer activity between Level 1 and Level 2 in the amount of $657,005. The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2015 for the Emerging Markets Fund and the International Equity Fund, was as follows:

	Common Stocks
	Hong Kong
ICON Emerging Markets Fund
Beginning balance 9/30/14	$0	*
Purchases	—
Sales	(28,220)
Accrued discounts/(premiums)	—
Total realized gains/(losses)	(673,960)
Total change in unrealized appreciation/(depreciation)	702,180
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance 6/30/15	$0	*

Net change in unrealized appreciation/(depreciation) on Investments held at 6/30/15	$—

ICON International Equity Fund
Beginning balance 9/30/14	$0	*
Purchases	—
Sales	(73,892)
Accrued discounts/(premiums)	—
Total realized gains/(losses)	(1,651,917)
Total change in unrealized appreciation/(depreciation)	1,725,809
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance 6/30/15	$0	*

Net change in unrealized appreciation/(depreciation) on Investments held at 6/30/15	$—

*	Chaoda Modern Agriculture Holdings, Ltd. was illiquid and valued with a zero market value for the year ended September 30, 2014.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended June 30, 2015 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of June 30, 2015, the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended June 30, 2015, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	20	$57,732
Options written during period	175	256,301
Options closed during period	(185)	(302,046)

Options outstanding, end of period	10	$11,987

For the period ended June 30, 2015, the Fund’s quarterly holdings of options contracts were as follows:

	ICON Risk- Managed Balanced Fund	ICON Risk- Managed Balanced Fund
Quarter Ended	Number of Purchased Options Contracts Outstanding	Number of Written Options Contracts Outstanding
September 30, 2014	30	20
December 31, 2014	30	25
March 31, 2015	60	10
June 30, 2015	60	10

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of June 30, 2015, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

For the period ended June 30, 2015, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$1,269,624	$1,301,725
ICON Energy Fund	11,152,724	11,485,500
ICON Financial Fund	3,894,848	3,966,350
ICON Healthcare Fund	1,187,167	1,161,720
ICON Industrials Fund	493,506	506,025
ICON Information Technology Fund	542,716	551,300
ICON International Equity Fund	4,293,312	4,551,761
ICON Bond Fund	1,411,552	1,459,729
ICON Equity Income Fund	4,928,245	5,059,706
ICON Fund	2,171,192	2,209,800
ICON Long/Short Fund	2,881,853	2,869,565
ICON Risk-Managed Balanced Fund	850,683	866,703

Income Taxes

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, the High Yield Bond Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

As of June 30, 2015, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
ICON Consumer Discretionary Fund	$53,827,540	$4,059,931	$(1,344,161)	$2,715,770
ICON Consumer Staples Fund	11,820,045	1,442,113	(403,983)	1,038,130
ICON Energy Fund	493,650,956	8,242,842	(62,624,057)	(54,381,215)
ICON Financial Fund	59,273,956	3,275,262	(1,247,375)	2,027,887
ICON Healthcare Fund	145,878,280	15,837,484	(2,297,831)	13,539,653
ICON Industrials Fund	15,395,733	3,430,087	(647,639)	2,782,448
ICON Information Technology Fund	41,580,172	15,420,681	(827,282)	14,593,399
ICON Materials Fund	84,398,078	8,095,309	(6,111,724)	1,983,585
ICON Utilities Fund	18,195,208	1,144	(1,446,210)	(1,445,066)
ICON Emerging Markets Fund	12,997,698	849,573	(735,944)	113,629
ICON International Equity Fund	90,040,766	2,068,060	(5,810,463)	(3,742,403)
ICON Bond Fund	91,705,010	212,305	(2,218,562)	(2,006,257)
ICON Equity Income Fund	50,752,609	1,421,377	(1,867,802)	(446,425)

ICON Fund	57,021,370	8,804,525	(886,585)	7,917,940
ICON High Yield Bond Fund	961,444	981	(18,232)	(17,251)
ICON Long/Short Fund	34,376,776	6,365,647	(456,262)	5,909,385
ICON Opportunities Fund	10,958,997	1,409,983	(162,154)	1,247,829
ICON Risk-Managed Balanced Fund	36,131,132	2,365,100	(879,444)	1,485,656

3. Subsequent Events

On July 23, 2015, the Board of Trustees (the “Board”) of the ICON Funds unanimously approved the closing of the High Yield Bond Fund to all new purchasers, effective July 24, 2015 and to liquidated no later than the close of business on September 25, 2015. Unless you decide to redeem your shares in accordance with the prospectus, your shares in the High Yield Bond Fund will be redeemed on September 25, 2015 at the fair market value (the Net Asset Value) of the shares on that date.

In addition, the Board voted in favor of merging Class C shares into Class A shares of the ICON Consumer Discretionary Fund, ICON Consumer Staples Fund, ICON Financial Fund, ICON Healthcare Fund, ICON Industrials Fund, ICON Information Technology Fund, and ICON Utilities Fund effective September 25, 2015. The Class C shares of each of the Funds noted above will be closed.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date	August 24, 2015

By (Signature and Title)*	/s/ Carrie Schoffman
Carrie Schoffman, Chief Financial Officer and Treasurer (Principal Financial Officer and Treasurer)

Date	August 24, 2015

*	Print the name and title of each signing officer under his or her signature.